UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2016 to January 31, 2017

Item 1:                                                        Schedule of Investments

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (81.5%)
Advertising (0.3%)
$5,467	MH Sub I LLC(1)	(B, B1)	07/08/21	4.750	$5,504,684
4,980	MH Sub I LLC(1)	(CCC+, Caa1)	07/08/22	8.500	4,988,292
					10,492,976
Aerospace & Defense (1.4%)
24,972	Avolon TLB Borrower 1 (Luxembourg) Sarl(1)	(BBB-, Ba2)	01/13/22	3.519	25,317,838
16,000	Sequa Corp.(1)	(CCC-, Caa3)	06/19/17	5.250	15,346,795
					40,664,633
Air Transportation (0.5%)
6,121	American Airlines, Inc.(1)	(BB+, Ba1)	10/10/21	3.263	6,163,608
9,308	American Airlines, Inc.(1)	(BB+, Ba1)	06/27/20	3.276	9,370,861
					15,534,469
Auto Parts & Equipment (0.5%)
5,558	CS Intermediate Holdco 2 LLC(1)	(BB+, Ba1)	10/26/23	3.748	5,618,193
8,526	U.S. Farathane LLC(1)	(B, B2)	12/23/21	5.750	8,589,824
					14,208,017
Automakers (0.7%)
4,164	FCA U.S. LLC(1)	(BBB-, Baa3)	05/24/17	3.528	4,170,649
5,609	FCA U.S. LLC(1)	(BBB-, Baa3)	12/31/18	3.270	5,621,949
7,406	TI Group Automotive Systems LLC(1),(2)	(BB-, Ba3)	06/30/22	3.750	8,090,658
3,950	TI Group Automotive Systems LLC(1)	(BB-, Ba3)	06/30/22	3.750	3,976,327
					21,859,583
Banking (0.3%)
9,216	Citco Funding LLC(1)	(NR, Ba3)	06/29/18	4.250	9,253,271

Building & Construction (1.4%)
6,133	Floor and Decor Outlets of America, Inc.(1)	(B, B2)	09/30/23	5.250	6,186,290
1,607	HD Supply, Inc.(1)	(BB-, B1)	08/13/21	3.748	1,620,611
13,814	HD Supply, Inc.(1)	(BB-, B1)	10/17/23	3.748	13,949,262
15,346	PGT, Inc.(1)	(BB-, B2)	02/16/22	6.750	15,461,584
4,488	Quikrete Holdings, Inc.(1)	(BB-, B1)	11/15/23	4.017	4,549,221
					41,766,968
Building Materials (2.2%)
10,076	American Builders & Contractors Supply Co., Inc.(1)	(BB+, B1)	10/31/23	3.526	10,178,649
17,477	Headwaters, Inc.(1)	(BB-, B1)	03/24/22	4.000	17,553,754
3,812	Jeld-Wen, Inc.(1)	(B, B1)	07/01/22	4.750	3,844,851
6,913	LBM Borrower LLC(1)	(B+, B3)	08/20/22	6.250	6,921,141
2,322	Mannington Mills, Inc.(1)	(BB-, B1)	10/01/21	4.750	2,344,612
15,075	Priso Acquisition Corp.(1)	(B, B2)	05/08/22	4.500	15,112,483
5,222	Summit Materials Cos. I LLC(1)	(BB, Ba3)	07/17/22	3.750	5,273,395
3,672	Wilsonart LLC(1)	(B+, B2)	12/19/23	4.500	3,699,731
					64,928,616
Cable & Satellite TV (2.5%)
7,705	Altice U.S. Finance I Corp.(1)	(BB-, Ba3)	01/15/25	3.778	7,805,788
6,699	Charter Communications Operating LLC(1)	(BBB-, Ba1)	01/15/24	3.026	6,730,527
1,974	Charter Communications Operating LLC(1)	(BBB-, Ba1)	01/03/21	2.769	1,979,904
8,693	CSC Holdings LLC(1)	(BB-, Ba1)	10/11/24	3.767	8,783,398
3,990	Numericable U.S. LLC(1)	(B+, B1)	01/14/25	4.289	4,029,082
5,000	Telenet International Finance Sarl(1)	(B+, B1)	01/31/25	3.767	5,054,250
2,500	Virgin Media Investment Holdings Ltd.(1),(3)	(BB-, Ba3)	06/30/23	4.250	3,158,194
11,484	Ziggo Financing Partnership(1)	(BB-, Ba3)	01/15/22	3.517	11,521,982
1,328	Ziggo Financing Partnership(1)	(BB-, Ba3)	01/15/22	4.074	1,332,227
15,000	Ziggo Secured Finance Partnership(1),(2)	(BB-, Ba3)	04/23/25	3.000	16,409,811
9,000	Ziggo Secured Finance Partnership(1)	(BB-, Ba3)	04/23/25	3.275	9,037,035
					75,842,198
Chemicals (7.4%)
9,975	Allnex (Luxembourg) & Cy S.C.A.(1),(2)	(B+, B1)	09/13/23	5.000	10,998,118
15,467	Ascend Performance Materials Operations LLC(1)	(B, B2)	08/12/22	6.500	15,638,247
1,480	ASP Chromaflo Dutch I B.V.(1)	(B, B2)	11/18/23	5.000	1,492,950
4,063	ASP Chromaflo Intermediate Holdings, Inc.(1)	(CCC, Caa2)	11/14/24	9.000	4,052,344
1,138	ASP Chromaflo Intermediate Holdings, Inc.(1)	(B, B2)	11/18/23	5.000	1,148,141
4,987	Azelis Finance S.A.(1)	(B+, B2)	12/15/22	5.250	5,040,209
2,911	Colouroz Investment 2 LLC(1)	(CCC+, Caa1)	09/06/22	8.250	2,904,127

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals
$1,980	Flint Group GmbH(1),(2)	(B, NR)	09/07/21	4.250	$2,171,445
13,074	Gemini HDPE LLC(1)	(B+, Ba3)	08/07/21	4.039	13,204,818
2,500	Gruden Acquisition, Inc.(1),(4)	(CCC, Caa2)	08/18/23	9.500	2,125,000
14,139	Houghton International, Inc.(1)	(B+, B1)	12/20/19	4.250	14,227,355
3,870	Houghton International, Inc.(1)	(B-, Caa1)	12/20/20	9.750	3,879,675
8,559	Huntsman International LLC(1)	(BB, Ba2)	04/01/23	3.931	8,657,950
1,970	Ineos Group Holdings S.A.(1),(2)	(BB-, Ba3)	12/15/20	4.000	2,153,566
14,427	Ineos U.S. Finance LLC(1)	(BB-, Ba3)	05/04/18	3.750	14,454,836
19,100	Kronos, Inc.(1)	(B, B2)	11/01/23	5.000	19,340,755
7,580	Kronos, Inc.(1)	(CCC, Caa2)	11/01/24	9.250	7,858,094
5,925	Osmose Holdings, Inc.(1)	(B, B2)	08/21/22	4.750	5,969,438
3,870	OXEA Finance & Cy S.C.A.(1),(2)	(B, B3)	01/15/20	4.500	4,137,015
8,224	OXEA Finance LLC(1)	(B, B3)	01/15/20	4.250	8,067,791
9,711	Ravago Holdings America, Inc.(1)	(BB-, B2)	06/30/23	5.000	9,771,945
2,420	Solenis International LP(1)	(B, B2)	07/31/21	4.250	2,433,198
5,499	Solenis International LP(1)	(B-, Caa1)	07/31/22	7.750	5,453,467
2,499	Sonneborn LLC(1)	(B+, B1)	12/10/20	4.750	2,520,412
441	Sonneborn Refined Products B.V.(1)	(B+, B1)	12/10/20	4.750	444,779
4,089	The Chemours Co.(1)	(BB+, Ba1)	05/12/22	3.780	4,086,637
17,970	Tronox Pigments (Netherlands) B.V.(1)	(BB-, B1)	03/19/20	4.500	18,072,061
8,973	U.S. Silica Co.(1)	(B+, B2)	07/23/20	4.000	8,975,806
14,420	Univar, Inc.(1)	(BB-, B2)	07/01/22	3.519	14,416,302
8,133	UTEX Industries, Inc.(1)	(CCC+, Caa1)	05/22/21	5.000	7,701,135
1,419	Vantage Specialty Chemicals, Inc.(1)	(B-, B2)	02/05/21	5.500	1,426,593
					222,824,209
Consumer/Commercial/Lease Financing (0.4%)
12,784	Infinity Acquisition LLC(1)	(B+, B1)	08/06/21	4.250	12,576,460

Department Stores (0.3%)
7,650	Dollar Tree, Inc.(1)	(BBB-, Ba1)	07/06/22	4.250	7,826,906

Diversified Capital Goods (0.7%)
5,224	Compass Group Diversified Holdings LLC(1)	(BB, Ba3)	06/04/21	4.250	5,282,517
1,210	Douglas Dynamics Holdings, Inc.(1)	(BB-, B2)	12/31/21	5.250	1,214,684
3,805	Electrical Components International, Inc.(1)	(B, B1)	05/28/21	5.750	3,826,281
3,722	Horizon Global Corp.(1)	(B+, B1)	06/30/21	7.919	3,754,957
7,424	Husky Injection Molding Systems Ltd.(1)	(B, B2)	06/30/21	4.250	7,479,840
					21,558,279
Electronics (2.2%)
3,936	Cavium, Inc.(1)	(BB, Ba3)	08/16/22	3.778	3,985,092
1,920	CPI International, Inc.(1)	(B+, B1)	11/17/17	4.250	1,917,913
6,727	Excelitas Technologies Corp.(1)	(CCC+, B3)	10/31/20	6.000	6,617,212
11,032	Microsemi Corp.(1)	(BB, Ba2)	01/15/23	3.769	11,116,934
5,824	MKS Instruments, Inc.(1)	(BB+, Ba2)	05/01/23	3.528	5,889,731
4,488	NXP B.V.(1)	(BBB-, Baa2)	03/04/17	2.778	4,494,042
2,679	Oberthur Technologies S.A.(1),(2)	(B-, B2)	12/14/23	3.750	2,939,337
4,321	Oberthur Technologies S.A.(1),(2)	(B-, B2)	01/10/24	3.750	4,741,761
13,383	ON Semiconductor Corp.(1)	(BB, Ba1)	03/31/23	4.028	13,557,769
941	Semiconductor Components Industries LLC(1)	(NR, NR)	01/02/18	2.748	940,000
5,166	Sophia LP(1)	(B, B2)	09/30/22	4.750	5,181,220
5,800	Sophia LP(1)	(B, B2)	09/30/22	4.250	5,817,226
					67,198,237
Energy - Exploration & Production (0.4%)
4,000	Chief Exploration & Development LLC(1)	(NR, NR)	05/16/21	7.753	3,968,340
9,100	W&T Offshore, Inc.(1)	(CCC, Caa2)	05/15/20	9.000	7,894,250
					11,862,590
Environmental (0.4%)
10,134	GFL Environmental, Inc.(1)	(BB-, Ba2)	09/29/23	3.750	10,194,333
2,935	PSC Industrial Holdings Corp.(1),(4)	(B+, B2)	12/05/20	5.750	2,839,697
					13,034,030
Food & Drug Retailers (0.3%)
5,130	Rite Aid Corp.(1)	(BB-, B2)	06/21/21	4.875	5,163,678
4,251	Smart & Final Stores LLC(1)	(B+, B3)	11/15/22	4.414	4,240,558
					9,404,236

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Food - Wholesale (1.8%)
$12,381	Allflex Holdings III, Inc.(1)	(B, B2)	07/20/20	4.583	$12,468,522
2,000	Charger OpCo B.V.(1),(2)	(BB, Ba3)	11/02/21	2.250	2,174,001
1,650	CSM Bakery Solutions LLC(1),(4)	(CCC-, Caa2)	07/03/21	8.760	1,257,102
1,500	Culligan International Co.(1)	(B, B2)	12/13/23	5.000	1,525,312
4,653	JBS U.S.A. LLC(1)	(BBB-, Ba1)	10/30/22	4.000	4,674,311
10,223	JBS U.S.A. LLC(1)	(NR, Ba1)	10/30/22	3.276	10,269,647
21,039	U.S. Foods, Inc.(1)	(BB-, B1)	06/27/23	3.778	21,222,925
					53,591,820
Forestry & Paper (0.2%)
3,452	Prolampac Intermediate, Inc.(1)	(B, B2)	11/18/23	5.000	3,506,860
2,500	Prolampac Intermediate, Inc.(1)	(CCC+, Caa2)	11/18/24	9.500	2,535,425
					6,042,285
Gaming (1.3%)
7,616	Amaya Holdings B.V.(1)	(BB-, B1)	08/01/21	5.000	7,668,129
8,940	CBAC Borrower LLC(1)	(B-, B3)	07/02/20	8.250	9,006,974
4,976	MGM Growth Properties Operating Partnership LP(1)	(BB+, B1)	04/25/23	3.528	5,026,531
7,000	The Intertain Group Ltd.(1),(3),(4)	(NR, NR)	12/16/22	10.000	8,828,721
7,609	The Intertain Group Ltd.(1)	(BB, B1)	04/08/22	7.500	7,685,172
					38,215,527
Gas Distribution (0.1%)
3,000	Energy Transfer Equity LP(1)	(BB, Ba2)	12/02/19	3.387	3,006,375

Health Facilities (3.4%)
4,774	Community Health Systems, Inc.(1)	(BB-, Ba3)	12/31/19	3.750	4,546,322
3,264	Community Health Systems, Inc.(1)	(BB-, Ba3)	01/27/21	4.000	3,095,825
18,084	Drumm Investors LLC(1)	(B, Caa1)	05/04/18	9.500	17,895,208
15,787	HCA, Inc.(1)	(BBB-, Ba1)	06/10/20	2.278	15,769,459
5,458	HCA, Inc.(1)	(BBB-, Ba1)	03/17/23	4.028	5,521,681
3,148	HCA, Inc.(1)	(BBB-, Ba1)	02/15/24	3.528	3,174,903
16,471	Heartland Dental LLC(1)	(B-, B1)	12/21/18	5.500	16,516,127
6,894	Iasis Healthcare LLC(1)	(B, Ba3)	05/03/18	4.500	6,884,533
13,442	Premier Dental Services, Inc.(1)	(B-, Caa1)	11/01/18	7.500	13,408,172
15,349	Surgical Care Affiliates, Inc.(1)	(B+, Ba3)	03/17/22	3.750	15,425,776
					102,238,006
Health Services (4.2%)
13,965	ABB Concise Optical Group LLC(1)	(B, B1)	06/15/23	6.006	14,104,650
17,645	DPx Holdings B.V.(1)	(B, B2)	03/11/21	4.250	17,784,439
15,621	Envision Healthcare Corp.(1)	(BB-, Ba3)	12/01/23	4.000	15,825,845
3,715	ExamWorks Group, Inc.(1)	(B, B1)	07/27/23	6.500	3,741,519
13,542	Kinetic Concepts, Inc.(1)	(NR, Ba3)	11/04/20	5.000	13,581,524
14,390	Onex Carestream Finance LP(1)	(B+, B1)	06/07/19	5.000	13,850,776
4,975	Prospect Medical Holdings, Inc.(1)	(B, Ba3)	06/30/22	7.000	4,950,125
9,949	Quintiles IMS, Inc.(1)	(BBB-, Ba1)	03/17/21	3.516	10,038,389
13,666	Surgery Center Holdings, Inc.(1)	(B, B2)	11/03/20	4.750	13,853,699
14,000	Team Health, Inc.(1)	(B, B1)	01/17/24	3.750	14,000,070
7,538	Valitas Health Services, Inc.(1),(4)	(NR, NR)	06/02/17	10.000	3,090,721
					124,821,757
Hotels (1.6%)
1,200	Hilton Worldwide Finance LLC(1)	(BBB-, Ba1)	10/26/20	3.500	1,214,883
16,318	Hilton Worldwide Finance LLC(1)	(BBB-, Ba1)	10/25/23	3.271	16,500,445
16,635	La Quinta Intermediate Holdings LLC(1)	(BB, B1)	04/14/21	3.772	16,738,466
12,370	Playa Resorts Holding B.V.(1)	(BB-, B2)	08/09/19	4.000	12,420,667
					46,874,461
Insurance Brokerage (2.6%)
14,000	Acrisure LLC(1),(5)	(B, B2)	10/28/23	5.750	14,206,500
22,158	Alliant Holdings I, Inc.(1)	(B, B2)	08/12/22	4.503	22,298,716
1,000	AmWINS Group LLC(1)	(B-, Caa1)	01/17/25	7.750	1,020,000
6,000	AmWINS Group LLC(1)	(B+, B1)	01/05/24	3.750	6,035,250
13,112	Hub International Ltd.(1)	(B+, Ba3)	10/02/20	4.000	13,179,384
3,489	Hyperion Insurance Group Ltd.(1)	(B, B1)	04/29/22	5.500	3,505,742
18,414	NFP Corp.(1)	(B+, B1)	01/08/24	4.500	18,666,983
					78,912,575
Investments & Misc. Financial Services (3.1%)
15,273	Altisource Solutions Sarl(1)	(BB-, B3)	12/09/20	4.500	14,996,361

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Investments & Misc. Financial Services
$3,010	BATS Global Markets, Inc.(1)	(BB-, Ba3)	06/14/23	4.278	$3,029,698
4,014	Hamilton Lane Advisors LLC(1)	(BB+, Ba3)	07/09/22	4.278	4,042,855
1,832	Liquidnet Holdings, Inc.(1)	(B, B2)	05/22/19	7.750	1,828,837
6,069	LPL Holdings, Inc.(1)	(BB-, Ba3)	03/29/19	3.278	6,100,733
1,477	LPL Holdings, Inc.(1)	(BB-, Ba3)	09/30/19	3.278	1,473,522
4,158	LPL Holdings, Inc.(1)	(BB-, Ba3)	11/20/22	4.806	4,199,580
3,750	Mergermarket U.S.A., Inc.(1),(4)	(CCC+, Caa2)	02/04/22	7.500	3,705,469
22,479	USI, Inc.(1)	(B, B1)	12/27/19	4.250	22,591,394
11,825	VFH Parent LLC(1)	(B, Ba3)	10/21/22	4.487	11,950,431
18,800	Walter Investment Management Corp.(1)	(B, B3)	12/18/20	4.750	18,115,586
					92,034,466
Machinery (0.5%)
4,229	Blount International, Inc.(1)	(B+, B1)	04/12/23	7.250	4,281,609
1,500	CPM Holdings, Inc.(1),(4)	(B, Caa1)	04/10/23	10.250	1,503,750
4,791	CPM Holdings, Inc.(1)	(B+, B1)	04/11/22	6.000	4,865,880
3,808	Manitowoc Foodservice, Inc.(1)	(B+, B1)	03/03/23	5.750	3,867,188
					14,518,427
Managed Care (0.6%)
6,874	GENEX Holdings, Inc.(1)	(B, B2)	05/30/21	5.250	6,934,499
5,399	Sedgwick Claims Management Services, Inc.(1)	(B+, B1)	03/01/21	3.750	5,432,533
4,111	Sedgwick Claims Management Services, Inc.(1)	(B+, B1)	03/01/21	4.250	4,162,620
					16,529,652
Media Content (2.0%)
5,000	All3Media International(1),(3)	(B+, B2)	06/30/21	5.250	6,288,270
1,750	DLG Acquisitions Ltd.(1),(2)	(CCC+, Caa2)	06/30/22	8.250	1,864,039
16,492	EMI Music Publishing Ltd.(1)	(BB-, Ba3)	08/22/22	3.523	16,575,375
2,752	Inter Media Communication Srl(1),(2)	(B, NR)	05/28/19	5.500	2,974,275
693	Marshall Broadcasting Group, Inc.(1)	(NR, NR)	01/17/22	2.500	693,243
2,142	Mission Broadcasting, Inc.(1)	(BB+, Ba3)	01/17/24	3.767	2,173,212
3,972	Nexstar Broadcasting, Inc.(1)	(NR, NR)	01/17/22	3.273	3,971,622
23,253	Nexstar Broadcasting, Inc.(1)	(BB+, Ba3)	01/17/24	3.767	23,586,841
335	WXXA-TV LLC(1)	(NR, NR)	01/17/22	3.276	335,135
					58,462,012
Medical Products (2.0%)
5,000	BSN Medical, Inc.(1)	(B+, B1)	08/28/19	4.000	5,002,100
4,500	Convatec, Inc.(1)	(BB, Ba3)	10/31/21	3.028	4,502,813
20,000	Grifols Worldwide Operations U.S.A., Inc.(1)	(BB, Ba2)	12/20/23	3.021	20,135,100
5,925	Sterigenics-Nordion Holdings LLC(1)	(B, B1)	05/15/22	4.250	5,954,625
21,063	VWR Funding, Inc.(1)	(BB, Ba3)	09/28/20	2.778	21,023,797
2,000	Zest Holdings LLC(1)	(B, B3)	08/16/20	5.750	2,022,500
					58,640,935
Metals & Mining - Excluding Steel (1.5%)
1,441	CeramTec Acquisition Corp.(1)	(B, Ba3)	08/30/20	4.250	1,451,401
12,875	Constellation Brands, Inc.(1)	(NR, NR)	03/10/21	2.271	12,858,906
16,565	Faenza Acquisition GmbH(1)	(B, Ba3)	08/30/20	4.250	16,689,490
8,587	FMG Resources (August 2006) Pty. Ltd.(1)	(BBB-, Baa3)	06/30/19	3.750	8,653,879
1,780	Global Brass & Copper, Inc.(1)	(BB-, B2)	07/18/23	5.250	1,802,101
2,087	H.C. Starck GmbH(1),(2)	(NR, Caa1)	05/30/20	8.000	2,131,582
741	New Day Aluminum LLC(1),(4),(6)	(NR, NR)	10/28/20	8.000	740,507
8,557	Noranda Aluminum Acquisition Corp.(1),(7)	(NR, NR)	02/28/19	7.250	663,144
					44,991,010
Oil Field Equipment & Services (0.6%)
9,872	Drillships Financing Holding, Inc.(1)	(CCC-, Caa2)	03/31/21	6.063	7,683,819
13,917	Pacific Drilling S.A.(1)	(CCC, Caa3)	06/03/18	4.500	7,097,417
5,904	Seadrill Partners Finco LLC(1)	(CCC+, Caa2)	02/21/21	4.000	4,382,234
					19,163,470
Oil Refining & Marketing (1.0%)
17,034	Philadelphia Energy Solutions LLC(1)	(B+, B3)	04/04/18	6.250	14,819,204
6,911	Western Refining, Inc.(1)	(B+, B1)	11/12/20	5.250	6,949,815
7,078	Western Refining, Inc.(1)	(B+, B1)	06/23/23	5.500	7,121,770
					28,890,789

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Packaging (1.1%)
$12,998	Berry Plastics Group, Inc.(1)	(BB, Ba3)	02/08/20	3.500	$13,027,408
2,000	Berry Plastics Group, Inc.(1)	(BB, Ba3)	01/06/21	3.500	2,011,140
17,299	SIG Combibloc U.S. Acquisition, Inc.(1)	(B+, B1)	03/13/22	4.000	17,468,859
					32,507,407
Personal & Household Products (1.3%)
5,000	Brickman Group Ltd. LLC(1)	(CCC+, Caa1)	12/17/21	7.500	5,041,675
2,100	Galleria Co.(1)	(BBB-, Ba1)	09/29/23	3.813	2,116,726
3,888	Prestige Brands, Inc.(1)	(BB-, B1)	01/26/24	3.523	3,931,717
15,000	Serta Simmons Bedding LLC(1)	(B, B1)	11/08/23	4.500	15,006,750
6,333	Serta Simmons Bedding LLC(1)	(CCC+, B3)	11/08/24	9.000	6,430,962
545	TricorBraun Holdings, Inc.(1),(5)	(B, B2)	11/30/23	1.875	552,136
5,455	TricorBraun Holdings, Inc.(1)	(B, B2)	11/30/23	4.750	5,521,364
					38,601,330
Pharmaceuticals (2.3%)
10,900	Albany Molecular Research, Inc.(1)	(B, B1)	07/16/21	6.006	11,063,308
3,491	Alkermes, Inc.(1)	(BB, Ba3)	09/25/21	3.520	3,517,067
8,279	Alvogen Pharma U.S., Inc.(1)	(B, B3)	04/02/22	6.000	8,134,040
7,500	AMAG Pharmaceuticals, Inc.(1)	(BB, Ba2)	08/13/21	4.750	7,509,375
6,570	Amneal Pharmaceuticals LLC(1)	(BB-, B1)	11/01/19	4.501	6,571,580
4,820	Capsugel Holdings U.S., Inc.(1)	(B+, B1)	07/31/21	4.000	4,840,602
11,207	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba3)	12/11/19	5.270	11,247,852
2,887	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba3)	08/05/20	5.270	2,898,271
1,000	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba3)	10/20/18	4.530	1,001,095
3,647	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba3)	04/01/20	4.530	3,648,342
8,923	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba3)	04/01/22	5.530	8,972,942
					69,404,474
Real Estate Development & Management (0.3%)
7,714	SRS Distribution, Inc.(1)	(B, B2)	08/25/22	5.289	7,832,829
2,250	SRS Distribution, Inc.(1)	(CCC+, Caa1)	02/24/23	9.789	2,335,084
					10,167,913
Real Estate Investment Trusts (1.2%)
17,330	DTZ U.S. Borrower LLC(1)	(B+, B1)	11/04/21	4.262	17,458,231
11,539	Istar, Inc.(1)	(B+, Ba3)	07/01/20	5.500	11,668,635
7,000	Quality Care Properties, Inc.(1)	(BB, B2)	10/31/22	6.250	7,172,830
					36,299,696
Recreation & Travel (1.4%)
1,579	ALG U.S.A. Holdings LLC(1)	(BB-, B1)	02/28/19	7.000	1,583,355
2,094	ALG U.S.A. Holdings LLC(1)	(BB-, B1)	02/28/19	7.000	2,098,867
9,177	ClubCorp Club Operations, Inc.(1)	(BB-, Ba3)	12/15/22	4.000	9,256,178
16,484	Intrawest Operations Group LLC(1)	(B+, B2)	12/09/20	4.500	16,661,302
6,000	Legendary Pictures Funding LLC(1),(4)	(B, NR)	04/22/20	7.000	6,007,500
4,250	Parkdean Resorts Holdco Ltd.(1),(3)	(B+, B1)	11/10/22	5.247	5,361,418
					40,968,620
Restaurants (1.3%)
26,597	B.C. Unlimited Liability Co.(1)	(B+, Ba3)	12/10/21	3.750	26,879,270
5,543	Landry’s, Inc.(1)	(B+, Ba3)	10/04/23	4.000	5,604,346
6,598	Yum! Brands, Inc.(1)	(BBB-, Ba1)	06/16/23	3.518	6,705,890
					39,189,506
Software - Services (8.7%)
5,735	AF Borrower LLC(1)	(B+, B2)	01/28/22	6.250	5,753,845
2,000	AF Borrower LLC(1)	(B-, Caa2)	01/28/23	10.000	2,006,670
10,852	Applied Systems, Inc.(1)	(B+, B1)	01/25/21	4.000	10,977,959
10,368	Aricent Technologies(1)	(B-, B2)	04/14/21	5.500	10,308,012
4,530	Aricent Technologies(1)	(CCC, Caa2)	04/14/22	9.500	4,246,898
7,900	Avast Software B.V.(1)	(BB-, Ba3)	09/30/22	5.000	8,028,375
7,711	Camelot UK Holdco Ltd.(1)	(BB-, B2)	10/03/23	4.750	7,792,601
17,493	CCC Information Services, Inc.(1)	(B+, B1)	12/20/19	4.000	17,580,294
9,211	Duff & Phelps Investment Management Co.(1)	(B, B2)	04/23/20	4.750	9,301,076
3,075	Duff & Phelps Investment Management Co.(1)	(CCC+, Caa1)	04/23/21	9.500	3,098,063
6,162	EagleView Technology Corp.(1)	(B+, B2)	07/22/22	5.280	6,187,665
13,339	Epicor Software Corp.(1)	(B-, B2)	06/01/22	4.750	13,417,925
10,005	Evertec Group LLC(1)	(BB-, B1)	04/17/20	3.266	9,990,187
1,024	Evertec Group LLC(1)	(BB-, NR)	01/17/20	3.273	1,017,812
3,984	Eze Castle Software, Inc.(1)	(B+, B1)	04/06/20	4.000	3,996,986
2,976	First Data Corp.(1)	(BB, Ba3)	07/10/22	3.775	3,001,041

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services
$2,261	Flexera Software LLC(1)	(B, B1)	04/02/20	4.500	$2,265,960
3,000	Flexera Software LLC(1)	(B-, Caa1)	04/02/21	8.000	2,981,250
4,762	Global Healthcare Exchange LLC(1)	(B, B1)	08/15/22	5.250	4,823,505
8,107	Global Payments, Inc.(1)	(BBB-, Ba2)	10/29/21	2.973	8,142,038
1,824	Global Payments, Inc.(1)	(BBB-, Ba2)	04/22/23	3.278	1,845,138
9,143	Greeneden U.S. Holdings II LLC(1)	(B-, NR)	12/01/23	5.025	9,252,251
7,500	Greeneden U.S. Holdings II LLC(1),(2)	(B-, B2)	12/01/23	6.250	8,224,804
1,730	Hyland Software, Inc.(1)	(B, B2)	07/01/22	4.750	1,739,969
2,295	Hyland Software, Inc.(1)	(CCC+, Caa2)	07/01/23	8.250	2,331,330
11,038	Infor (U.S.), Inc.(1)	(B, B1)	06/03/20	3.750	11,057,622
11,129	Infor (U.S.), Inc.(1)	(B, B1)	06/03/20	3.750	11,147,825
13,226	MA FinanceCo. LLC(1)	(BB-, B1)	11/19/21	4.789	13,389,644
1,693	MA FinanceCo. LLC(1)	(BB-, B1)	11/20/19	4.789	1,711,710
3,250	Magic Newco LLC(1)	(CCC+, Caa1)	06/12/19	12.000	3,451,760
4,377	MRI Software LLC(1),(4)	(B+, B2)	06/23/21	5.250	4,354,691
10,613	Pinnacle Holdco Sarl(1),(4)	(B-, B3)	07/30/19	4.750	8,756,000
9,330	SS&C Technologies, Inc.(1)	(BB+, Ba3)	07/08/22	4.028	9,438,395
895	SS&C Technologies, Inc.(1)	(BB+, Ba3)	07/08/22	4.028	905,772
12,387	Sungard Availability Services Capital, Inc.(1)	(B, B1)	03/31/19	6.000	12,077,323
6,097	Syniverse Holdings, Inc.(1)	(B, B3)	04/23/19	4.039	5,510,311
5,169	Syniverse Holdings, Inc.(1)	(B, B3)	04/23/19	4.000	4,669,758
12,180	Wall Street Systems Delaware, Inc.(1)	(B, B2)	08/23/23	4.750	12,222,420
3,565	WEX, Inc.(1)	(BB-, Ba3)	07/01/23	4.278	3,615,242
					260,620,127
Specialty Retail (1.8%)
2,888	BJ’s Wholesale Club, Inc.(1)	(CCC, Caa2)	03/26/20	8.500	2,891,827
20,285	BJ’s Wholesale Club, Inc.(1)	(B-, B3)	01/26/24	5.000	20,272,409
16,076	BJ’s Wholesale Club, Inc.(1)	(B-, B3)	09/26/19	4.500	16,118,024
9,476	Leslie’s Poolmart, Inc.(1)	(B, B1)	08/16/23	5.250	9,554,429
11,625	Payless, Inc.(1)	(B-, B2)	03/11/21	5.037	6,117,792
					54,954,481
Steel Producers/Products (0.4%)
12,598	Zekelman Industries, Inc.(1)	(BB-, B2)	06/14/21	6.000	12,703,265

Support - Services (4.1%)
15,077	BakerCorp International, Inc.(1)	(B-, B2)	02/07/20	4.250	14,577,514
19,314	Brand Energy & Infrastructure Services, Inc.(1)	(B, B2)	11/26/20	4.771	19,309,372
10,364	Conduent, Inc.(1)	(BB+, Ba2)	11/18/21	0.375	10,286,379
5,000	Conduent, Inc.(1),(2)	(BB+, Ba2)	11/18/21	2.250	5,349,466
5,250	DigitalGlobe, Inc.(1)	(BB+, Ba3)	01/15/24	3.528	5,289,375
19,722	Emdeon Business Services LLC(1)	(BB-, Ba3)	11/02/18	3.750	19,762,828
2,953	GCA Services Group, Inc.(1)	(B, B1)	03/01/23	6.004	2,995,248
4,469	Neff Rental LLC(1)	(B-, B3)	06/09/21	7.543	4,469,950
738	ON Assignment, Inc.(1)	(BB, Ba2)	06/03/22	3.528	744,384
6,468	Sabre, Inc.(1)	(BB-, Ba2)	02/19/19	4.500	6,488,023
5,743	Safway Group Holding LLC(1)	(B+, B3)	08/19/23	5.750	5,817,870
7,000	SAI Global Ltd.(1)	(B+, Ba3)	11/18/23	5.500	7,122,500
1,289	SGS Cayman LP(1)	(BB-, Caa1)	04/23/21	6.000	1,244,065
1,964	Sprint Industrial Holdings LLC(1),(4)	(CCC+, Caa1)	05/14/19	7.000	1,478,193
2,000	Sprint Industrial Holdings LLC(1),(4)	(CC, Caa3)	11/14/19	11.250	1,065,000
5,538	Sutherland Global Services, Inc.(1)	(BB-, Caa1)	04/23/21	6.000	5,344,439
4,116	TKC Holdings, Inc.(1)	(B, B1)	01/13/23	4.750	4,095,362
6,289	York Risk Services Holding Corp.(1)	(B-, B3)	10/01/21	4.750	6,155,186
					121,595,154
Tech Hardware & Equipment (2.9%)
3,157	Avaya, Inc.(1)	(NR, NR)	01/23/18	8.500	3,258,379
13,365	CommScope, Inc.(1)	(BB+, Ba1)	12/29/22	3.278	13,526,093
8,057	Dell, Inc.(1)	(BBB-, Baa3)	12/31/18	2.780	8,070,365
19,750	Dell, Inc.(1)	(BBB-, Baa3)	09/07/21	3.030	19,795,721
11,853	Omnitracs, Inc.(1)	(B+, B1)	11/25/20	4.750	11,971,976
4,750	Omnitracs, Inc.(1)	(CCC+, Caa1)	05/25/21	8.750	4,675,805
14,213	Riverbed Technology, Inc.(1)	(B+, B1)	04/24/22	4.250	14,342,634
4,970	Western Digital Corp.(1)	(BBB-, Ba1)	04/29/23	4.526	5,024,670
6,600	Western Digital Corp.(1)	(BBB-, Ba1)	04/29/21	2.776	6,619,239
					87,284,882
Telecom - Wireless (0.4%)
10,898	SBA Senior Finance II LLC(1)	(BB, B1)	06/10/22	3.030	10,940,055

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Telecom - Wireline Integrated & Services (2.8%)
$4,850	Ciena Corp.(1)	(BB, Ba2)	04/25/21	4.282	$4,879,940
4,332	Eircom Finco Sarl(1),(2)	(B, B2)	05/31/22	4.000	4,771,975
8,000	Equinix, Inc.(1),(2)	(BBB-, Ba2)	12/09/23	3.250	8,810,430
4,963	Equinix, Inc.(1),(3)	(BBB-, NR)	12/09/23	3.750	6,342,843
5,000	Gas Natural Fenosa Telecomunicaciones S.A.(1),(2)	(B, B2)	06/28/21	4.375	5,477,799
16,081	LTS Buyer LLC(1)	(B, B1)	04/13/20	4.248	16,222,049
2,291	NeuStar, Inc.(1)	(BB, Ba2)	01/22/19	4.028	2,293,724
13,454	XO Communications LLC(1)	(BB-, B2)	03/17/21	6.000	13,519,667
7,222	Zayo Group LLC(1)	(BB, Ba2)	01/12/24	3.500	7,294,445
15,000	Zayo Group LLC(1)	(BB, NR)	01/19/24	3.500	15,150,000
					84,762,872
Theaters & Entertainment (2.3%)
13,000	Lions Gate Entertainment Corp.(1)	(BB-, Ba2)	12/08/23	3.766	13,105,625
9,000	Lions Gate Entertainment Corp.(1)	(BB-, Ba2)	12/08/21	3.266	9,022,500
13,171	Live Nation Entertainment, Inc.(1)	(BB, Ba2)	10/31/23	3.313	13,317,018
306	NEG Holdings LLC(1),(4),(6)	(NR, NR)	10/17/22	9.000	244,440
6,726	Tech Finance & Co. S.C.A.(1)	(BB-, Ba3)	07/11/20	5.039	6,798,806
6,500	Technicolor S.A.(1),(2)	(BB-, Ba3)	11/18/23	3.500	7,091,284
14,675	William Morris Endeavor Entertainment LLC(1)	(B+, B1)	05/06/21	5.290	14,770,852
5,700	William Morris Endeavor Entertainment LLC(1)	(B-, Caa1)	05/06/22	8.290	5,735,625
					70,086,150
Transport Infrastructure/Services (0.8%)
5,000	MSX International, Inc.(1),(2)	(NR, NR)	12/12/23	5.500	5,316,829
11,099	Navios Partners Finance (U.S.), Inc.(1)	(B, B3)	06/27/18	5.250	11,080,903
4,005	OSG International, Inc.(1)	(BB-, B3)	08/05/19	5.750	3,944,811
4,696	PODS LLC(1)	(B+, B2)	02/02/22	4.500	4,711,387
					25,053,930
TOTAL BANK LOANS (Cost $2,450,573,896)					2,442,909,107

CORPORATE BONDS (12.8%)
Advertising (0.1%)
3,475	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(8)	(B, Ba3)	11/01/24	4.875	3,468,745

Auto Parts & Equipment (0.1%)
4,250	Cooper-Standard Automotive, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/21 @ 102.81)(8)	(B, B2)	11/15/26	5.625	4,284,510

Automakers (0.4%)
1,000	Daimler Finance North America LLC, Rule 144A, Company Guaranteed Notes(1),(8)	(A, A3)	03/02/17	1.234	1,000,205
500	Daimler Finance North America LLC, Rule 144A, Company Guaranteed Notes(1),(8)	(A, A3)	03/10/17	1.303	500,177
5,230	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(BBB, Baa2)	03/27/17	1.461	5,232,578
1,750	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(BBB, Baa2)	02/03/17	4.250	1,750,000
2,500	Nissan Motor Acceptance Corp., Rule 144A, Senior Unsecured Notes(1),(8)	(A-, A2)	03/03/17	1.492	2,501,207
					10,984,167
Banking (1.6%)
2,348	ABN AMRO Bank NV, Rule 144A, Senior Unsecured Notes(8)	(A, A1)	02/02/17	4.250	2,348,000
1,903	American Express Credit Corp., Senior Unsecured Notes	(A-, A2)	03/24/17	2.375	1,906,515
1,000	Bank of America NA, Senior Unsecured Notes	(A+, A1)	02/14/17	1.250	1,000,134
5,370	BPCE S.A., Company Guaranteed Notes(1)	(A, A2)	02/10/17	1.732	5,371,262
4,192	Capital One Bank U.S.A. NA, Senior Unsecured Notes	(BBB+, Baa1)	02/13/17	1.200	4,192,281
4,170	Capital One Financial Corp., Senior Unsecured Notes	(BBB, Baa1)	02/21/17	5.250	4,178,536
16,250	Deutsche Bank AG, Series 3FXD, Global Senior Unsecured Notes	(BBB+, Baa2)	02/13/17	1.400	16,249,382
1,756	ING Bank NV, Rule 144A, Senior Unsecured Notes(8)	(A, A1)	03/07/17	3.750	1,760,221
1,000	Murray Street Investment Trust I, Company Guaranteed Notes(9)	(BBB+, A3)	03/09/17	4.647	1,003,095
2,945	Royal Bank of Canada, Global Senior Unsecured Notes(1)	(AA-, Aa3)	02/03/17	1.141	2,945,000
4,490	SunTrust Bank, Global Senior Unsecured Notes(1)	(A-, Baa1)	02/15/17	1.346	4,491,015
3,668	The Bank of Tokyo-Mitsubishi UFJ Ltd., Rule 144A, Senior Unsecured Notes(8)	(A+, A1)	02/23/17	2.350	3,670,795
					49,116,236
Beverages (0.1%)
2,000	PepsiCo, Inc., Global Senior Unsecured Notes	(A, A1)	02/22/17	0.950	2,000,184

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Brokerage (0.9%)
$21,075	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/17 @ 100.00)(8)	(B+, B1)	02/15/18	7.750	$21,088,172
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)(8)	(B, B1)	04/15/22	6.875	1,755,000
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(8)	(B, B1)	04/15/21	7.500	5,056,250
					27,899,422
Building & Construction (0.1%)
2,000	AV Homes, Inc., Global Company Guaranteed Notes (Callable 03/03/17 @ 106.38)	(B, Caa1)	07/01/19	8.500	2,102,500
1,496	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	1,587,630
					3,690,130
Building Materials (0.4%)
9,000	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(8)	(B-, Caa2)	08/15/20	12.000	9,855,000
3,000	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(8)	(CCC+, Caa1)	05/15/23	9.000	3,075,000
					12,930,000
Cable & Satellite TV (1.6%)
755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(8)	(BB-, B1)	02/15/23	6.625	792,750
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 03/03/17 @ 104.88)(8)	(BB-, B1)	01/15/22	6.500	836,000
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(8)	(BB-, B1)	05/15/26	7.500	4,230,000
3,500	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(8)	(BB-, Ba3)	05/15/26	5.500	3,596,250
9,405	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/17 @ 101.81)(8)	(B, B1)	02/01/20	7.250	9,616,612
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(8)	(BB-, Ba1)	04/15/27	5.500	1,017,500
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(8)	(BB-, Ba1)	10/15/25	6.625	1,093,750
1,200	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(8)	(B-, B2)	10/15/25	10.875	1,431,000
5,000	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(8)	(B+, B1)	05/01/26	7.375	5,150,000
9,000	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)(8)	(B+, B1)	05/15/22	6.000	9,292,500
7,000	Thomson Reuters Corp., Global Senior Unsecured Notes	(BBB+, Baa2)	02/23/17	1.300	7,000,798
2,730	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(8)	(BB-, Ba3)	01/15/27	5.500	2,726,588
					46,783,748
Chemicals (0.3%)
1,575	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(8)	(CCC+, Caa1)	02/01/25	6.250	1,582,875
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/03/17 @ 103.19)(8)	(B+, B1)	10/15/19	6.375	2,070,000
5,000	Westlake Chemical Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.44)(8)	(BBB, Baa3)	05/15/23	4.875	5,173,085
					8,825,960
Computer Hardware (0.0%)
1,000	International Business Machines Corp., Global Senior Unsecured Notes	(AA-, Aa3)	02/06/17	1.250	1,000,031

Consumer/Commercial/Lease Financing (0.4%)
5,565	Citigroup, Inc., Senior Unsecured Notes(1)	(BBB+, Baa1)	03/10/17	1.493	5,564,699
6,645	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/17 @ 103.63)(8)	(CCC+, Caa2)	08/01/22	7.250	5,864,213
					11,428,912
Diversified Capital Goods (0.1%)
2,500	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	2,636,438

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production (0.6%)
$14,000	BP Capital Markets PLC, Global Company Guaranteed Notes(1)	(A-, A2)	02/10/17	1.232	$14,001,582
3,800	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 03/03/17 @ 103.25)	(B+, B3)	11/01/21	6.500	3,904,500
					17,906,082
Food - Wholesale (0.1%)
1,085	General Mills, Inc., Senior Unsecured Notes	(BBB+, A3)	02/15/17	5.700	1,086,779
750	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.31)(8)	(BB, Ba3)	11/01/24	4.625	753,750
750	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(8)	(BB, Ba3)	11/01/26	4.875	752,813
					2,593,342
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.(4),(7),(10)	(NR, NR)	10/23/19	0.000	375

Gas Distribution (0.1%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	2,536,875
750	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/03/17 @ 102.88)	(B+, B1)	02/15/21	5.750	773,438
					3,310,313
Health Facilities (0.4%)
850	MPT Finance Corp., Company Guaranteed Notes (Callable 03/03/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	880,281
11,000	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 03/03/17 @ 102.00)(1)	(BB-, Ba3)	06/15/20	4.463	11,192,500
					12,072,781
Insurance Brokerage (0.1%)
1,500	Aflac, Inc., Global Senior Unsecured Notes	(A-, A3)	02/15/17	2.650	1,500,851

Investments & Misc. Financial Services (0.3%)
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 03/02/17 @ 106.28)(3),(8)	(B+, B2)	08/01/20	8.375	2,679,754
1,750	Jackson National Life Global Funding, Rule 144A, Senior Secured Notes(8)	(AA, A1)	02/21/17	1.250	1,750,420
4,000	JPMorgan Chase & Co., Senior Unsecured Notes(1)	(A-, A3)	02/15/17	1.426	4,001,220
1,750	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/15/21 @ 100.00)(8)	(BB-, Ba3)	12/15/21	5.000	1,782,813
					10,214,207
Media - Diversified (0.2%)
4,609	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	4,781,837
1,000	The Walt Disney Co., Senior Unsecured Notes	(A, A2)	02/15/17	1.125	1,000,130
					5,781,967
Media Content (0.1%)
3,500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(8)	(B, B3)	06/15/24	7.625	3,841,250

Metals & Mining - Excluding Steel (0.3%)
1,408	New Day Aluminum LLC(6)	(NR, NR)	10/28/20	4.000	1,093,831
2,100	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/03/17 @ 102.75)(7)	(NR, NR)	06/01/19	11.000	126
7,540	Taseko Mines Ltd., Company Guaranteed Notes (Callable 03/03/17 @ 101.94)	(CCC, Caa2)	04/15/19	7.750	6,729,450
					7,823,407
Oil Field Equipment & Services (0.7%)
5,600	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)(11)	(CCC, Ca)	05/01/22	6.250	5,107,200
4,518	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 03/03/17 @ 100.00)(8)	(NR, Ca)	12/01/17	7.250	2,643,030
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	4,816,875
10,229	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 03/03/17 @ 104.31)(8)	(B-, B2)	11/02/20	9.500	9,256,964
					21,824,069

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Refining & Marketing (0.5%)
$7,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	$7,634,830
5,634	PBF Finance Corp., Global Senior Secured Notes (Callable 03/03/17 @ 102.06)(11)	(BBB-, B1)	02/15/20	8.250	5,774,850
1,500	Total Capital International S.A., Global Company Guaranteed Notes	(A+, Aa3)	02/17/17	1.500	1,500,396
					14,910,076
Packaging (0.3%)
3,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(8)	(BB-, Ba3)	05/15/23	4.625	3,039,375
1,450	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(8)	(B-, Caa1)	01/15/25	6.875	1,476,825
1,556	Innovia Group Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/02/17 @ 100.00)(1),(2),(8)	(B, B2)	03/31/20	4.684	1,693,984
2,200	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes(8),(11)	(BB-, B1)	08/15/23	5.875	2,319,625
					8,529,809
Pfd-Financial Services (0.1%)
1,646	General Electric Co., Global Senior Unsecured Notes(1)	(AA-, A1)	02/15/17	1.076	1,646,148

Pharmaceuticals (0.0%)
1,000	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/20 @ 103.06)(8)	(B-, Caa1)	04/15/25	6.125	752,500
650	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(8)	(B-, Caa1)	05/15/23	5.875	498,063
					1,250,563
Real Estate Investment Trusts (0.4%)
5,793	iStar, Inc., Senior Unsecured Notes (Callable 03/03/17 @ 102.44)	(B+, B2)	07/01/18	4.875	5,872,654
5,900	iStar, Inc., Senior Unsecured Notes (Callable 03/03/17 @ 102.50)	(B+, B2)	07/01/19	5.000	6,006,967
1,000	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(B+, B2)	07/01/21	6.500	1,042,500
					12,922,121
Recreation & Travel (0.3%)
4,000	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(8)	(B-, B3)	12/15/23	8.250	4,430,000
6,212	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(8)	(BB-, B3)	07/31/24	4.875	6,180,940
					10,610,940
Restaurants (0.2%)
3,273	Financiere Quick SAS, Rule 144A, Senior Secured Notes (Callable 03/02/17 @ 100.00)(1),(2),(8)	(B-, B3)	04/15/19	4.423	3,451,511
1,403	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 03/02/17 @ 101.00)(1),(2),(8)	(CCC, Caa2)	10/15/19	7.173	1,378,013
375	Punch Taverns Finance PLC, Reg S, Rule 144A, Secured Notes(3),(8),(12)	(B, Baa3)	10/15/26	7.274	595,052
					5,424,576
Software - Services (0.3%)
5,000	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(8)	(B, B3)	01/15/24	5.750	5,175,000
3,125	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(8)	(CCC, Caa2)	04/01/22	8.750	2,164,062
1,000	Xerox Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(8)	(B+, B2)	12/15/24	10.500	1,128,750
					8,467,812
Specialty Retail (0.3%)
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	1,010,000
7,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	7,245,000
					8,255,000
Support - Services (0.5%)
4,500	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(8)	(B+, B3)	12/15/21	9.500	4,432,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services
$2,500	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(8)	(BB-, B2)	05/01/25	5.250	$2,515,625
4,109	Xerox Corp., Global Senior Unsecured Notes	(BBB-, Baa3)	03/15/17	2.950	4,117,070
3,500	Xerox Corp., Senior Unsecured Notes	(BBB-, Baa3)	02/01/17	6.750	3,500,000
					14,565,195
Tech Hardware & Equipment (0.2%)
3,500	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/17 @ 102.50)(8)	(B+, B1)	06/15/21	5.000	3,605,000
3,000	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(8)	(CCC+, Caa1)	03/01/23	8.875	3,202,500
					6,807,500
Telecom - Wireless (0.5%)
3,500	AT&T, Inc., Global Senior Unsecured Notes	(BBB+, Baa1)	03/15/17	2.400	3,506,356
10,000	Sprint Spectrum Co. II LLC, Rule 144A(8)	(NR, Baa2)	09/20/21	3.360	10,037,500
2,000	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 04/15/19 @ 104.50)	(BB, Ba3)	04/15/24	6.000	2,130,000
					15,673,856
Telecom - Wireline Integrated & Services (0.1%)
2,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B, B2)	01/15/23	4.500	2,060,600

Theaters & Entertainment (0.1%)
2,000	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(8)	(B+, B3)	11/01/24	4.875	2,005,000
TOTAL CORPORATE BONDS (Cost $382,510,140)					385,046,323

ASSET BACKED SECURITIES (2.0%)
Collateralized Debt Obligations (2.0%)
3,400	ACAS CLO Ltd., 2012-1A, Rule 144A(1),(8)	(BB+, NR)	09/20/23	6.997	3,400,562
2,250	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A(1),(8)	(BB-, NR)	07/16/26	5.722	2,083,541
3,000	Benefit Street Partners CLO I Ltd., 2012-IA, Rule 144A(1),(8)	(BB, NR)	10/15/25	7.523	3,002,514
2,500	BlueMountain CLO Ltd., 2013-2A, Rule 144A(1),(8)	(BB, NR)	01/22/25	6.091	2,464,630
2,000	Carlyle Global Market Strategies CLO Ltd., 2013-3A, Rule 144A(1),(8)	(BB, NR)	07/15/25	5.623	1,908,054
2,000	Catamaran CLO Ltd., 2014-1A, Rule 144A(1),(8)	(BB, NR)	04/20/26	5.530	1,744,326
1,000	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(8)	(BB-, NR)	01/29/25	7.039	1,000,458
2,250	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(8)	(B, NR)	01/29/25	7.939	2,222,090
1,500	CIFC Funding Ltd., 2013-3A, Rule 144A(1),(8)	(BB, NR)	10/24/25	5.793	1,435,172
1,175	CIFC Funding Ltd., 2014-3A, Rule 144A(1),(8)	(NR, Baa3)	07/22/26	4.443	1,170,886
2,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A(1),(8)	(BB, NR)	11/15/23	6.856	2,000,227
1,500	Dryden Senior Loan Fund, 2012-24RA, Rule 144A(1),(8)	(B, NR)	11/15/23	8.806	1,500,061
1,500	Galaxy XV CLO Ltd., 2013-15A, Rule 144A(1),(8)	(BBB, NR)	04/15/25	4.423	1,497,030
1,500	Galaxy XXI CLO Ltd., 2015-21A, Rule 144A(1),(8)	(NR, Ba3)	01/20/28	6.641	1,474,905
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A(1),(8)	(BB, NR)	04/22/26	6.141	2,920,428
1,419	Halcyon Loan Advisors Funding Ltd., 2012-1A, Rule 144A(1),(8)	(BB, NR)	08/15/23	6.406	1,301,935
3,000	Highbridge Loan Management Ltd., 2012-1A, Rule 144A(1),(8)	(B, NR)	09/20/22	7.747	2,935,301
3,000	Highbridge Loan Management Ltd., 2012-1AR, Rule 144A(1),(8)	(BB, NR)	09/20/22	6.747	3,001,452
2,500	KKR CLO Ltd., 2014-14D, Rule 144A(1),(8)	(NR, Ba3)	07/15/28	8.023	2,511,685
1,000	Ocean Trails CLO II, 2007-2X, Reg S(1),(12)	(BBB+, Ba1)	06/27/22	3.372	969,766
3,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A(1),(8)	(BB-, NR)	01/15/24	6.273	2,944,248
4,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A(1),(8)	(B, NR)	01/15/24	7.523	3,817,502
2,000	Octagon Investment Partners XXI Ltd., 2014-1A, Rule 144A(1),(8)	(NR, Ba3)	11/14/26	7.417	2,009,693
2,500	Shackleton V CLO Ltd., 2014-5A, Rule 144A(1),(8)	(BB-, NR)	05/07/26	5.231	2,335,115
1,400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(4),(8),(10)	(NR, NR)	04/15/26	0.000	1,202,327
3,000	Vibrant CLO Ltd., 2012-1A, Rule 144A(1),(8)	(BB, NR)	07/17/24	7.323	3,001,320
750	Voya CLO Ltd., 2014-3A, Rule 144A(1),(8)	(NR, Ba3)	07/25/26	6.038	724,022
2,250	WhiteHorse VII Ltd., 2013-1A, Rule 144A(1),(8)	(BB-, NR)	11/24/25	5.730	2,028,236
TOTAL ASSET BACKED SECURITIES (Cost $57,829,943)					58,607,486

Number of Shares

COMMON STOCKS (0.1%)
Auto Parts & Equipment (0.1%)
134,659	UCI International, Inc.(4),(6),(13)				1,641,897

Building & Construction (0.0%)
8	White Forest Resources, Inc.(4),(6),(13)				122

Number of Shares				Value

COMMON STOCKS (continued)
Chemicals (0.0%)
9,785	Huntsman Corp.(4)			$199,516

Gaming (0.0%)
10,150	Majestic Holdco LLC(4),(13)			2,817

Printing & Publishing (0.0%)
708	F & W Media, Inc.(4)			35,385

Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(4),(6),(13)			—
TOTAL COMMON STOCKS (Cost $1,442,124)				1,879,737

SHORT-TERM INVESTMENTS (10.9%)
11,964,083	State Street Navigator Securities Lending Government Money Market Portfolio, 0.52%(14)			11,964,083

Par (000)		Maturity	Rate%

$315,264	State Street Bank and Trust Co. Euro Time Deposit	02/01/17	0.010	315,263,750

TOTAL SHORT-TERM INVESTMENTS (Cost $327,227,833)				327,227,833

TOTAL INVESTMENTS AT VALUE (107.3%) (Cost $3,219,583,936)				3,215,670,486

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.3%)				(218,973,453)

NET ASSETS (100.0%)				$2,996,697,033

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation — The interest rate shown is as of January 31, 2017.
(2)	This security is denominated in Euro.
(3)	This security is denominated in British Pound.
(4)	Illiquid security (unaudited).
(5)	Unfunded loan commitments.
(6)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(7)	Bond is currently in default.
(8)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2017, these securities amounted to a value of $256,016,744 or 8.5% of net assets.

(9)	Step Bond — The interest rate shown is as of January 31, 2017 and will reset at a future date.
(10)	Zero-coupon security.
(11)	Security or portion thereof is out on loan.
(12)

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(13)	Non-income producing security.
(14)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2017.

INVESTMENT ABBREVIATION:

NR = Not Rated

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
USD	91,016,621	EUR	82,448,875	10/13/17	Morgan Stanley	$(91,016,621)	$(90,242,935)	$773,686
USD	1,006,070	EUR	926,125	12/15/17	Morgan Stanley	(1,006,070)	(1,017,502)	(11,432)
USD	32,193,530	GBP	26,269,750	10/13/17	Morgan Stanley	(32,193,530)	(33,267,474)	(1,073,944)
USD	757,055	GBP	597,750	12/15/17	Morgan Stanley	(757,055)	(758,422)	(1,367)
								$(313,057)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$2,157,888,099	$285,021,008		$2,442,909,107
Corporate Bonds	—	383,952,492	1,093,831		385,046,323
Asset Backed Securities	—	58,607,486	—		58,607,486
Common Stock	199,516	2,817	1,677,404	(1)	1,879,737	(1)
Short-term Investments	—	327,227,833	—		327,227,833
	$199,516	$2,927,678,727	$287,792,243		$3,215,670,486
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$773,686	$—		$773,686

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,086,743	$—		$1,086,743

(1)   Includes zero valued security.

     *     Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2017 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Common Stocks	Total
Balance as of October 31, 2016	$223,042,749	$1,084,551	$377,616	$224,504,916
Accrued discounts (premiums)	203,499	91,742	—	295,241
Purchases	74,819,511	11,650	1,288,980	76,120,141
Sales	(26,510,453)	—	(287,500)	(26,797,953)
Realized gain (loss)	(472,940)	—	(90,000)	(562,940)
Change in unrealized appreciation (depreciation)	1,872,052	(94,112)	352,923	2,130,863
Transfers into Level 3	119,195,370	—	35,385	119,230,755
Transfers out of Level 3	(107,128,780)	—	—	(107,128,780)
Balance as of January 31, 2017	$285,021,008	$1,093,831	$1,677,404 (1)	$287,792,243

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2017	$1,087,277	$(94,112)	$352,923	$1,346,088

(1)    Includes a zero valued seurity.

Quantitative Disclosure About Significant Unobservable Inputs

				Range
	Fair Value	Valuation	Unobservable	(Weighted Average)
Asset Class	At 1/31/2017	Technique	Input	(per share)

Bank Loans	$284,036,061	Vendor Pricing	Single Broker Quote	$0.41 - $1.26 ($0.99)
	$740,507	Income Approach	Expected Remaining Distribution	NA
	$244,440	Market Approach	Discount for Illiquidity	NA
Corporate Bonds	$1,093,831	Income Approach	Expected Remaining Distribution	$ 0.70 - $0.90 ($0.78)
Common Stocks	$35,385	Vendor pricing	Single Broker Quote	NA
	$1,642,019	Market Approach	Discount for Illiquidity	$0.00 - $14.89 ($12.19)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy.  In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2017, there were no transfers between Level 1 and Level 2, but there was $119,230,755 transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $107,128,780 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

January 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (37.6%)
Advertising (0.7%)
$750	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(B, Ba3)	11/01/24	4.875	$748,650

Air Transportation (0.3%)
300	United Continental Holdings, Inc., Company Guaranteed Notes	(BB-, NR)	02/01/24	5.000	299,625

Auto Parts & Equipment (0.9%)
500	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B, B2)	11/15/26	5.625	504,060
500	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)(1)	(CCC+, Caa2)	06/01/21	8.625	435,000
					939,060
Brokerage (0.9%)
970	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/17 @ 100.00)(1)	(B+, B1)	02/15/18	7.750	970,606

Building & Construction (1.1%)
500	Airxcel, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/19 @ 104.25)(1)	(B, B2)	02/15/22	8.500	511,250
500	AV Homes, Inc., Global Company Guaranteed Notes (Callable 03/03/17 @ 106.38)	(B, Caa1)	07/01/19	8.500	525,625
150	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	159,188
					1,196,063
Building Materials (2.2%)
600	Eagle Materials, Inc., Company Guaranteed Notes (Callable 08/01/21 @ 102.25)	(BBB, Ba1)	08/01/26	4.500	600,186
1,000	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa2)	08/15/20	12.000	1,095,000
200	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, Caa1)	08/15/21	8.250	214,500
500	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB, B3)	01/15/23	8.250	547,500
					2,457,186
Cable & Satellite TV (3.5%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	846,000
400	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB-, Ba3)	05/15/26	5.500	411,000
450	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/18 @ 102.88)(1)	(BB, B2)	06/15/22	5.750	471,375
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba1)	10/15/25	6.625	328,125
300	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	357,750
250	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B+, B3)	08/15/23	6.875	269,687
475	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	489,250
200	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	203,500
500	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, Ba3)	01/15/27	5.500	499,375
					3,876,062
Chemicals (3.0%)
775	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	778,875
525	Blue Cube Spinco, Inc., Global Company Guaranteed Notes (Callable 10/15/20 @ 102.44)	(BB, Ba1)	10/15/23	9.750	626,062
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B+, B2)	11/15/22	6.750	271,250
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/17 @ 100.00)(1),(2),(3),(4)	(NR, NR)	05/08/17	9.000	1,882
850	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 03/03/17 @ 103.19)	(B-, Caa1)	08/15/20	6.375	821,312
300	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB, Ba3)	09/30/24	5.500	312,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Chemicals
$500	Westlake Chemical Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.44)(1)	(BBB, Baa3)	05/15/23	4.875	$517,309
					3,329,440
Consumer/Commercial/Lease Financing (1.2%)
700	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	617,750
500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/17 @ 106.75)(1)	(CCC+, Caa2)	07/15/21	9.000	526,250
225	Park Aerospace Holdings Ltd., Rule 144A, Company Guaranteed Notes(1)	(BB-, B1)	08/15/22	5.250	230,906
					1,374,906
Diversified Capital Goods (0.3%)
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	357,438

Energy - Exploration & Production (0.5%)
500	Aker BP ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)(1)	(NR, NR)	05/27/22	10.250	560,000

Food - Wholesale (0.4%)
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.31)(1)	(BB, Ba3)	11/01/24	4.625	226,125
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	225,844
					451,969
Gaming (1.2%)
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	464,062
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 03/02/17 @ 104.13)(1),(5)	(B, B2)	02/15/21	8.250	851,481
					1,315,543
Gas Distribution (0.9%)
1,000	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/03/17 @ 102.88)	(B+, B1)	02/15/21	5.750	1,031,250

Health Facilities (0.8%)
250	Care Capital Properties LP, Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 100.00)(1)	(BBB-, Baa3)	08/15/26	5.125	242,141
250	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/17 @ 104.38)(1)	(B-, B3)	08/01/19	8.750	242,812
400	MPT Finance Corp., Company Guaranteed Notes (Callable 03/03/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	414,250
					899,203
Insurance Brokerage (0.2%)
250	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/03/17 @ 101.00)(1),(6)	(CCC+, Caa2)	07/15/19	17.000	252,500

Investments & Misc. Financial Services (0.5%)
500	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/15/21 @ 100.00)(1)	(BB-, Ba3)	12/15/21	5.000	509,375

Machinery (0.5%)
500	Terex Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	511,275

Media - Diversified (0.8%)
715	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	741,813
150	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B, B2)	08/15/26	5.750	153,375
					895,188
Media Content (0.5%)
500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	548,750

Metals & Mining - Excluding Steel (2.0%)
16	New Day Aluminum LLC(3)	(NR, NR)	10/28/20	4.000	14,325

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$2,975	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/03/17 @ 102.75)(2)	(NR, NR)	06/01/19	11.000	$179
2,500	Taseko Mines Ltd., Company Guaranteed Notes (Callable 03/03/17 @ 101.94)	(CCC, Caa2)	04/15/19	7.750	2,231,250
					2,245,754
Oil Field Equipment & Services (2.9%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC, Ca)	05/01/22	6.250	456,000
561	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 03/02/17 @ 100.00)(6)	(NR, NR)	02/04/20	8.400	187,971
800	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 03/03/17 @ 100.00)(1)	(NR, Ca)	12/01/17	7.250	468,000
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	734,000
701	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 03/03/17 @ 104.31)(1)	(B-, B2)	11/02/20	9.500	634,253
216	Sidewinder Drilling, Inc.(3),(4)	(NR, NR)	11/15/19	9.750	138,570
88	Sidewinder Drilling, Inc.(3),(4)	(NR, NR)	11/15/19	12.000	86,570
325	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(B+, Caa1)	10/15/22	5.550	297,375
225	Trinidad Drilling Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, Caa1e)	02/15/25	6.625	230,625
					3,233,364
Oil Refining & Marketing (1.1%)
400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	406,000
500	PBF Finance Corp., Global Senior Secured Notes (Callable 03/03/17 @ 102.06)	(BBB-, B1)	02/15/20	8.250	512,500
250	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B, B3)	04/01/21	6.250	260,000
					1,178,500
Packaging (1.1%)
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB-, Ba3)	05/15/23	4.625	759,844
500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(B-, Caa1)	01/15/25	6.875	509,250
					1,269,094
Pharmaceuticals (0.5%)
200	Endo Finco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.00)(1)	(B, B3)	02/01/25	6.000	163,750
125	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/20 @ 103.06)(1)	(B-, Caa1)	04/15/25	6.125	94,063
425	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	325,656
					583,469
Real Estate Investment Trusts (0.9%)
500	iStar, Inc., Senior Unsecured Notes (Callable 03/03/17 @ 102.44)	(B+, B2)	07/01/18	4.875	506,875
425	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1)	(BB-, B3)	11/01/23	8.125	431,375
					938,250
Recreation & Travel (1.5%)
500	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	553,750
100	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/17 @ 102.63)(1)	(BB-, B3)	01/15/21	5.250	102,775
500	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B3)	07/31/24	4.875	497,500
450	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 02/01/18 @ 103.84)	(BB+, Ba2)	02/01/23	5.125	455,679
					1,609,704
Restaurants (1.1%)
935	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 03/02/17 @ 101.00)(1),(5),(7)	(CCC, Caa2)	10/15/19	7.173	918,675

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Restaurants
$300	Landry’s, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, Caa1)	10/15/24	6.750	$309,750
					1,228,425
Software - Services (2.2%)
750	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B3)	01/15/24	5.750	776,250
300	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B, B2)	01/15/23	4.500	309,090
500	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(1)	(CCC, Caa2)	04/01/22	8.750	346,250
45	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 03/03/17 @ 100.00)	(CCC+, Caa3)	01/15/19	9.125	41,175
500	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/18 @ 102.38)(1)	(BB-, Ba3)	02/01/23	4.750	498,125
425	Xerox Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	479,719
					2,450,609
Steel Producers/Products (0.5%)
250	Steel Dynamics, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 102.50)(1)	(BB+, Ba2)	12/15/26	5.000	255,000
300	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa1)	06/15/23	9.875	339,750
					594,750
Support - Services (1.5%)
600	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.78)(1)	(BB-, B1)	04/01/24	6.375	592,500
450	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	443,250
400	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B2)	05/01/25	5.250	402,500
255	Syniverse Foreign Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 104.56)(1)	(B, Caa3)	01/15/22	9.125	246,713
					1,684,963
Tech Hardware & Equipment (0.7%)
500	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	533,750
250	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	275,625
					809,375
Telecom - Wireline Integrated & Services (0.7%)
225	GTT Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(B-, Caa1)	12/31/24	7.875	236,250
500	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	513,150
					749,400
Theaters & Entertainment (0.5%)
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B3)	11/01/24	4.875	501,250
TOTAL CORPORATE BONDS (Cost $43,141,290)					41,600,996

BANK LOANS (48.7%)
Aerospace & Defense (1.3%)
101	Aveos Fleet Performance, Inc.(2),(3),(4),(7)	(CCC+, B3)	03/12/17	12.750	—
928	Avolon TLB Borrower 1 (Luxembourg) Sarl(7)	(BBB-, Ba2)	01/13/22	3.519	940,618
492	Sequa Corp.(7)	(CCC-, Caa3)	06/19/17	5.250	472,207
					1,412,825
Auto Parts & Equipment (0.4%)
469	CH Hold Corp.(7)	(B+, B1)	01/18/24	4.000	473,437
31	CH Hold Corp.(7)	(B+, B1)	01/18/24	0.500	31,563
					505,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Banking (0.7%)
$750	NXT Capital, Inc.(7)	(BB-, B1)	11/22/22	5.500	$760,313

Building & Construction (0.4%)
500	PGT, Inc.(7)	(BB-, B2)	02/16/22	6.750	503,750

Building Materials (2.4%)
499	C.H.I. Overhead Doors, Inc.(7)	(B, B3)	07/29/22	4.500	500,611
450	Morsco, Inc.(7)	(B+, B3)	10/31/23	8.000	453,940
746	Priso Acquisition Corp.(7)	(B, B2)	05/08/22	4.500	748,081
900	Summit Materials Cos. I LLC(7)	(BB, Ba3)	07/17/22	3.750	909,103
					2,611,735
Cable & Satellite TV (0.9%)
499	Numericable U.S. LLC(7)	(B+, B1)	01/14/25	4.289	503,635
500	Radiate Holdco LLC(7)	(B, B1)	12/02/23	3.750	504,765
					1,008,400
Chemicals (3.2%)
427	Allnex (Luxembourg) & Cy S.C.A.(7)	(B+, B1)	09/13/23	5.123	432,007
321	Allnex U.S.A., Inc.(7)	(B+, B1)	09/13/23	5.123	325,470
728	Colouroz Investment 2 LLC(7)	(CCC+, Caa1)	09/06/22	8.250	726,032
331	INEOS Styrolution Group GmbH(7)	(BB-, B1)	09/14/21	4.750	335,427
1,000	Minerals Technologies, Inc.(7)	(BB+, Ba2)	05/09/21	4.750	1,012,500
749	Tronox Pigments (Netherlands) B.V.(7)	(BB-, B1)	03/19/20	4.500	752,972
					3,584,408
Diversified Capital Goods (1.2%)
672	Douglas Dynamics Holdings, Inc.(7)	(BB-, B2)	12/31/21	5.250	674,092
634	Electrical Components International, Inc.(7)	(B, B1)	05/28/21	5.750	637,713
					1,311,805
Electronics (1.2%)
603	MKS Instruments, Inc.(7)	(BB+, Ba2)	05/01/23	3.528	609,283
286	Oberthur Technologies S.A.(7)	(B-, NR)	12/15/23	4.701	290,119
464	Oberthur Technologies S.A.(7),(8)	(B-, NR)	12/15/23	3.750	470,193
					1,369,595
Food - Wholesale (0.5%)
538	JBS U.S.A. LLC(7)	(NR, Ba1)	10/30/22	3.276	540,508

Forestry & Paper (0.3%)
345	Prolampac Intermediate, Inc.(7)	(B, B2)	11/18/23	5.000	350,686

Health Facilities (2.5%)
760	Drumm Investors LLC(7)	(B, Caa1)	05/04/18	9.500	752,308
870	Iasis Healthcare LLC(7)	(B, Ba3)	05/03/18	4.500	868,437
598	Premier Dental Services, Inc.(7)	(B-, Caa1)	11/01/18	7.500	596,175
499	Surgery Center Holdings, Inc.(7)	(B, B2)	11/03/20	4.750	505,587
					2,722,507
Health Services (2.9%)
449	ABB Concise Optical Group LLC(7)	(B, B1)	06/15/23	6.006	453,364
748	DPx Holdings B.V.(7)	(B, B2)	03/11/21	4.250	753,973
904	Onex Carestream Finance LP(7)	(B+, B1)	06/07/19	5.000	870,205
750	Team Health, Inc.(7)	(B, B1)	01/17/24	3.750	750,004
926	Valitas Health Services, Inc.(4),(7)	(NR, NR)	06/02/17	10.000	379,778
					3,207,324
Insurance Brokerage (2.2%)
500	Acrisure LLC(7),(8)	(B, B2)	10/28/23	5.750	507,375
587	Alliant Holdings I, Inc.(7)	(B, B2)	08/12/22	4.503	590,274
500	AmWINS Group LLC(7)	(B+, B1)	01/05/24	3.750	502,938
821	NFP Corp.(7)	(B+, B1)	01/08/24	4.500	831,974
					2,432,561
Investments & Misc. Financial Services (2.5%)
438	Liquidnet Holdings, Inc.(7)	(B, B2)	05/22/19	7.750	436,679
1,000	Mergermarket U.S.A., Inc.(4),(7)	(CCC+, Caa2)	02/04/22	7.500	988,125
499	VFH Parent LLC(7)	(B, Ba3)	10/21/22	4.487	504,052
829	Walter Investment Management Corp.(7)	(B, B3)	12/18/20	4.750	798,850
					2,727,706

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Machinery (1.1%)
$739	CPM Holdings, Inc.(7)	(B+, B1)	04/11/22	6.000	$750,293
435	Winoa S.A.(3),(5),(7)	(NR, NR)	01/30/19	3.628	469,086
					1,219,379
Managed Care (0.2%)
257	Sedgwick Claims Management Services, Inc.(7)	(B+, B1)	03/01/21	4.250	260,164

Media Content (1.0%)
1,000	DLG Acquisitions Ltd.(5),(7)	(CCC+, Caa2)	06/30/22	8.250	1,065,165

Metals & Mining - Excluding Steel (0.5%)
500	FMG Resources (August 2006) Pty. Ltd.(7)	(BBB-, Baa3)	06/30/19	3.750	503,893
251	Noranda Aluminum Acquisition Corp.(2),(7)	(NR, NR)	02/28/19	7.250	19,487
					523,380
Oil Refining & Marketing (0.8%)
972	Philadelphia Energy Solutions LLC(7)	(B+, B3)	04/04/18	6.250	845,833

Personal & Household Products (0.5%)
500	ABG Intermediate Holdings 2 LLC(4),(7)	(CCC+, Caa1)	05/27/22	9.500	507,500

Pharmaceuticals (1.8%)
684	Alvogen Pharma U.S., Inc.(7)	(B, B3)	04/02/22	6.000	672,456
557	Grifols Worldwide Operations U.S.A., Inc.(7)	(BB, Ba2)	12/20/23	3.021	560,462
744	Valeant Pharmaceuticals International, Inc.(7)	(BB-, Ba3)	08/05/20	5.270	747,128
					1,980,046
Real Estate Development & Management (0.5%)
497	SRS Distribution, Inc.(7)	(B, B2)	08/25/22	5.289	505,152

Real Estate Investment Trust (0.5%)
500	Quality Care Properties, Inc.(7)	(BB, B2)	10/31/22	6.250	512,345

Software - Services (7.6%)
786	AF Borrower LLC(7)	(B+, B2)	01/28/22	6.250	788,621
399	Aricent Technologies(7)	(B-, B2)	04/14/21	5.500	396,685
988	Epicor Software Corp.(7)	(B-, B2)	06/01/22	4.750	993,366
560	Evertec Group LLC(7)	(BB-, B1)	04/17/20	3.267	558,860
1,000	Flexera Software LLC(7)	(B-, Caa1)	04/02/21	8.000	993,750
457	Greeneden U.S. Holdings II LLC(7)	(B-, NR)	12/01/23	5.025	462,613
250	Kronos, Inc.(7)	(B, B2)	11/01/23	5.000	253,151
750	Kronos, Inc.(7)	(CCC, Caa2)	11/01/24	9.250	777,562
735	MA FinanceCo. LLC(7)	(BB-, B1)	11/19/21	4.789	744,248
750	Magic Newco LLC(7)	(CCC+, Caa1)	06/12/19	12.000	796,560
820	MRI Software LLC(4),(7)	(CCC+, Caa2)	06/23/22	9.000	795,400
743	Pinnacle Holdco Sarl(4),(7)	(B-, B3)	07/30/19	4.750	612,984
208	Ramundsen Holdings LLC(7)	(B+, B2)	01/13/24	5.500	210,938
					8,384,738
Specialty Retail (0.7%)
811	BJ’s Wholesale Club, Inc.(7)	(B-, B3)	01/26/24	5.000	810,896

Steel Producers/Products (0.3%)
351	Zekelman Industries, Inc.(7)	(BB-, B2)	06/14/21	6.000	353,798

Support - Services (4.9%)
750	Brand Energy & Infrastructure Services, Inc.(7)	(B, B2)	11/26/20	4.790	749,812
500	DigitalGlobe, Inc.(7)	(BB+, Ba3)	01/15/24	3.528	503,750
746	Explorer Holdings, Inc.(7)	(B, B1)	05/02/23	6.000	757,679
710	Long Term Care Group, Inc.(7)	(B, B3)	06/06/20	6.000	656,419
753	Safway Group Holding LLC(7)	(B+, B3)	08/19/23	5.750	763,119
500	SAI Global Ltd.(7)	(B+, Ba3)	11/18/23	5.500	508,750
94	SGS Cayman LP(7)	(BB-, Caa1)	04/23/21	6.000	90,644
404	Sutherland Global Services, Inc.(7)	(BB-, Caa1)	04/23/21	6.000	389,401
500	TKC Holdings, Inc.(7)	(B, B1)	01/13/23	4.750	497,500
83	USAGM HoldCo LLC(7)	(B+, B2)	07/28/22	5.500	83,623
417	USAGM HoldCo LLC(7)	(B+, B2)	07/28/22	5.500	420,940
					5,421,637
Tech Hardware & Equipment (2.3%)
122	Avaya, Inc.(7)	(NR, NR)	01/23/18	8.500	125,958
1,000	Omnitracs, Inc.(7)	(CCC+, Caa1)	05/25/21	8.750	984,380
1,000	Riverbed Technology, Inc.(7)	(B+, B1)	04/24/22	4.250	1,009,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Tech Hardware & Equipment
$398	Western Digital Corp.(7)	(BBB-, Ba1)	04/29/23	4.526	$402,378
					2,521,841
Telecom - Wireline Integrated & Services (1.4%)
792	Ciena Corp.(7)	(BB+, NR)	01/26/24	3.527	796,213
750	Consolidated Communications, Inc.(7)	(BB-, Ba3)	10/05/23	4.000	757,166
					1,553,379
Theaters & Entertainment (1.6%)
1,000	Lions Gate Entertainment Corp.(7)	(BB-, Ba2)	12/08/23	3.766	1,008,125
800	William Morris Endeavor Entertainment LLC(7)	(B-, Caa1)	05/06/22	8.290	805,000
					1,813,125
Transportation - Excluding Air/Rail (0.4%)
83	Mister Car Wash Holdings, Inc.(7),(8)	(B-, B1)	08/20/21	0.500	83,698
416	Mister Car Wash Holdings, Inc.(7)	(B-, B1)	08/20/21	5.250	417,419
					501,117
TOTAL BANK LOANS (Cost $55,070,113)					53,828,618

ASSET BACKED SECURITIES (5.2%)
Collateralized Debt Obligations (5.2%)
750	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(7)	(B, NR)	01/29/25	7.939	740,697
500	Galaxy XXI CLO Ltd., 2015-21A, Rule 144A(1),(7)	(NR, Ba3)	01/20/28	6.641	491,635
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(4),(9)	(NR, NR)	07/25/27	0.000	369,270
500	Highbridge Loan Management Ltd., 2012-1A, Rule 144A(1),(7)	(B, NR)	09/20/22	7.747	489,217
500	JFIN CLO Ltd., 2013-1A, Rule 144A(1),(7)	(BB, NR)	01/20/25	5.780	390,635
1,000	Ocean Trails CLO IV, 2013-4A, Rule 144A(1),(7)	(B, NR)	08/13/25	6.802	933,470
400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(4),(9)	(NR, NR)	04/15/26	0.000	343,522
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A(1),(7)	(NR, Ba2)	07/15/26	6.023	1,241,855
750	Vibrant CLO Ltd., 2012-1A, Rule 144A(1),(7)	(BB, NR)	07/17/24	7.323	750,330
TOTAL ASSET BACKED SECURITIES (Cost $5,884,456)					5,750,631

Number of Shares

COMMON STOCKS (0.6%)
Auto Parts & Equipment (0.2%)
23,014	UCI International, Inc.(3),(4),(10)				280,610

Building & Construction (0.0%)
2	White Forest Resources, Inc.(3),(4),(10)				30

Building Materials (0.1%)
935	Euramax International, Inc.(10)				74,792

Consumer Products (0.3%)
2,027	Natural Products Group(4),(10)				368,932
TOTAL COMMON STOCKS (Cost $608,058)					724,364

MUTUAL FUNDS (0.1%)
Commingled Funds (0.1%)
4,623	BlackRock Floating Rate Income Strategies Fund, Inc.				67,542
2,300	Eaton Vance Floating-Rate Income Trust				34,937
TOTAL MUTUAL FUNDS (Cost $101,102)					102,479

Par (000)			Maturity	Rate%

SHORT-TERM INVESTMENT (22.0%)
$24,298	State Street Bank and Trust Co. Euro Time Deposit (Cost $24,297,711)		02/01/17	0.010	24,297,711

Value

TOTAL INVESTMENTS AT VALUE (114.2%) (Cost $129,102,730)	$126,304,799

LIABILITIES IN EXCESS OF OTHER ASSETS (-14.2%)	(15,701,412)

NET ASSETS (100.0%)	$110,603,387

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2017, these securities amounted to a value of $35,341,382 or 32.0% of net assets.

(2)	Bond is currently in default.
(3)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(4)	Illiquid security (unaudited).
(5)	This security is denominated in Euro.
(6)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(7)	Variable rate obligation — The interest rate shown is the rate as of January 31, 2017.
(8)	Unfunded loan commitments.
(9)	Zero-coupon security.
(10)	Non-income producing security.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
GBP	16,500	USD	21,066	10/13/17	Morgan Stanley	$21,066	$20,895	$(171)
USD	3,233,577	EUR	2,878,000	10/13/17	Morgan Stanley	(3,233,577)	(3,150,063)	83,514
USD	203,174	EUR	188,400	10/13/17	Morgan Stanley	(203,174)	(206,210)	(3,036)
USD	148,392	EUR	136,600	12/15/17	Morgan Stanley	(148,392)	(150,078)	(1,686)
USD	678,964	GBP	556,250	10/13/17	Morgan Stanley	(678,964)	(704,423)	(25,459)
								$53,162

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$41,359,649	$241,347	$41,600,996
Bank Loans	—	42,850,933	10,977,685	53,828,618
Asset Backed Securities	—	5,750,631	—	5,750,631
Common Stocks	—	—	724,364	724,364
Mutual Funds	102,479	—	—	102,479
Short-term Investments	—	24,297,711	—	24,297,711
	$102,479	$114,258,924	$11,943,396	$126,304,799
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$83,514	$—	$83,514

Liabilities

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$30,352	$—	$30,352

     *   Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2017 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Total
Balance as of October 31, 2016	$203,608	$6,277,025	$434,411	$6,915,044
Accrued discounts (premiums)	(517)	1,551	—	1,034
Purchases	165	4,188,731	220,290	4,409,186
Sales	—	(744,453)	—	(744,453)
Realized gain (loss)	—	(245,086)	(8)	(245,094)
Change in unrealized appreciation (depreciation)	38,091	322,958	69,671	430,720
Transfers into Level 3	—	2,954,451	—	2,954,451
Transfers out of Level 3	—	(1,777,492)	—	(1,777,492)
Balance as of january 31, 2017	$241,347	$10,977,685	$724,364	$11,943,396

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2017	$38,091	$14,076	$69,671	$121,838

Quantitative Disclosure About Significant Unobservable Inputs

				Range
	Fair Value	Valuation	Unobservable	(Weighted Average)
Asset Class	At 1/31/2017	Technique	Input	(per share)

Corporate Bonds	$16,207	Income Approach	Expected Remaining Distribution	$0.04 - $0.90 ($0.24)
	$225,140	Market Approach	Discount for Illiquidity	$0.64 - $0.98 ($0.74)
Bank Loans	$10,977,685	Vendor pricing	Single Broker Quote	$0.41 - $1.02 ($0.95)
	$0	Income Approach	Expected Remaining Distribution	NA
Common Stocks	$280,640	Market Approach	Discount for Illiquidity	$12.19 - $14.89 ($12.19)
	$443,724	Vendor pricing	Single Broker Quote	$80 - $182 ($149.81)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy.  In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2017, there were no transfers between Level 1 and Level 2, but there was $2,954,451 transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $1,777,492 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATION (31.1%)
$60,000	United States Treasury Bill (Cost $59,798,059)	(AA+, Aaa)	08/17/17	0.615	$59,796,420

SHORT-TERM INVESTMENT (59.1%)
113,437	State Street Bank and Trust Co. Euro Time Deposit (Cost $113,437,416)		02/01/17	0.010	113,437,416

TOTAL INVESTMENTS AT VALUE (90.2%) (Cost $173,235,475)					173,233,836

OTHER ASSETS IN EXCESS OF LIABILITIES (9.8%)					18,837,994

NET ASSETS (100.0%)					$192,071,830

†                 Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (Moody’s) are unaudited.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2017	496	$37,586,880	$177,760
CAD Currency Futures	USD	Mar 2017	335	25,736,375	124,545
					$302,305
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2017	567	19,816,562	$10,519
FTSE 100 Index Futures	GBP	Mar 2017	254	22,514,427	339,697
Hang Seng Index Futures	HKD	Feb 2017	147	22,101,104	459,463
Nikkei 225 Index Futures OSE	JPY	Mar 2017	89	15,005,285	527,389
S&P 500 E Mini Index Futures	USD	Mar 2017	217	24,678,325	237,746
					$1,574,814
Contracts to Sell
Foreign Exchange Contracts
EUR Currency Futures	USD	Mar 2017	(343)	(46,395,037)	$(996,380)
GBP Currency Futures	USD	Mar 2017	(115)	(9,049,781)	(108,999)
JPY Currency Futures	USD	Mar 2017	(270)	(29,980,125)	(884,142)
					$(1,989,521)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Mar 2017	(1,222)	(162,618,539)	$286,263
10YR U.S. Treasury Note Futures	USD	Mar 2017	(660)	(82,149,375)	56,627
German EURO Bund Futures	EUR	Mar 2017	(248)	(43,453,053)	64,318
Long Gilt Futures	GBP	Mar 2017	(205)	(31,947,389)	(12,835)
					$394,373
Net unrealized appreciation (depreciation)					$281,971

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$25,507,945	02/16/17	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	$438,092
USD	15,223,135	02/16/17	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	(31,400)
USD	13,696,507	02/16/17	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(372,535)
USD	11,542,063	02/16/17	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	(85,639)
USD	3,309,197	02/16/17	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(67,354)
USD	6,692,043	02/16/17	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(161,860)
USD	3,322,368	02/16/17	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(87,931)
USD	2,409,922	02/16/17	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	(45,494)
						$(414,121)

Currency Abbreviations:

AUD	=	Australian Dollar
CAD	=	Canadian Dollar
EUR	=	Euro
GBP	=	British Pound
HKD	=	Hong Kong Dollar
JPY	=	Japanese Yen
USD	=	United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligation	$—	$59,796,420	$—	$59,796,420
Short-term Investments	—	113,437,416	—	113,437,416
	$—	$173,233,836	$—	$173,233,836
Other Financial Instruments*
Futures Contracts	$2,284,327	$—	$—	$2,284,327
Swap Contracts	—	438,092	—	438,092

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$2,002,356	$—	$—	$2,002,356
Swap Contracts	—	852,213	—	852,213

*                 Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

January 31, 2017 (unaudited)

	Number of Shares	Value
LONG POSITIONS (9.0%)
COMMON STOCK (0.0%)
UNITED KINGDOM (0.0%)
Capital Markets (0.0%)
SVG Capital PLC(1)	636	$5,690

TOTAL COMMON STOCK (Cost $5,535)		5,690

EXCHANGE TRADED FUNDS (9.0%)
UNITED STATES (9.0%)
Diversified Financial Services (9.0%)
Alerian MLP ETF(2)	291,722	3,795,303
Consumer Staples Select Sector SPDR Fund(2)	45,309	2,382,800
iShares Russell 2000 ETF	13,639	1,844,402
Powershares QQQ Trust Series 1(2)	24,013	2,991,300
TOTAL EXCHANGE TRADED FUNDS (Cost $10,558,018)		11,013,805

	Number of Rights
RIGHTS (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Shire Pharmaceuticals International(1)	5,532	6,141
Trius Therapeutics, Inc.(1)	400	52
TOTAL RIGHTS (Cost $6,141)		6,193
SHORT-TERM INVESTMENTS (85.4%)

Number of Shares
State Street Navigator Securities Lending Government Money Market Portfolio, 0.52%(3)	6,299,826	6,299,826

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 02/01/2017 (Cost $98,649,033)	$98,649	98,649,033
TOTAL SHORT-TERM INVESTMENTS (Cost $104,948,859)		104,948,859

TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (94.4%) (Cost $115,518,553)		115,974,547

OTHER ASSETS IN EXCESS OF LIABILITIES (5.6%)		6,928,888

NET ASSETS (100.0%)		$122,903,435

(1)             Non-income producing security.

(2)             Security or portion thereof is out on loan.

(3)             Represents security purchased with cash collateral received for securities on loan.  The rate shown is the annualized one-day yield at January 31, 2017.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
AUD	1,404,624	USD	1,061,657	02/21/17	Societe Generale	$1,061,657	$1,065,832	$4,175
EUR	57,128	USD	61,170	02/21/17	Societe Generale	61,170	61,781	611
GBP	447,219	USD	552,400	02/21/17	Societe Generale	552,400	562,829	10,429
JPY	55,200,302	USD	487,820	02/21/17	Societe Generale	487,820	490,586	2,766
NOK	17,384,061	USD	2,057,638	02/21/17	Societe Generale	2,057,638	2,113,164	55,526
NZD	2,620,182	USD	1,884,382	02/21/17	Societe Generale	1,884,382	1,919,964	35,582
USD	1,505,651	CAD	1,971,033	02/17/17	Societe Generale	(1,505,651)	(1,512,032)	(6,381)
USD	1,284,488	SEK	11,427,445	02/21/17	Societe Generale	(1,284,488)	(1,308,300)	(23,812)
USD	4,250,342	CHF	4,250,470	02/21/17	Societe Generale	(4,250,342)	(4,312,195)	(61,853)
USD	7,896,460	EUR	7,374,700	02/21/17	Societe Generale	(7,896,460)	(7,975,338)	(78,878)
								$(61,835)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	May 2017	16	$912,000	$(9,363)
Corn Futures	USD	May 2017	146	2,679,100	(21,524)
Cotton No. 2 Futures	USD	May 2017	14	529,200	3,860
Soyabean Oil Futures	USD	May 2017	48	983,232	(18,174)
Soybean Futures	USD	May 2017	42	2,171,925	(46,595)
Soybean Meal Futures	USD	May 2017	33	1,115,070	(20,814)
Sugar No. 11	USD	May 2017	53	1,214,505	1,026
Wheat Futures	USD	May 2017	74	1,603,950	(10,078)
					$(121,662)
Commodity
Silver Futures	USD	May 2017	18	1,584,900	$36,550
Energy
Gasoline RBOB Futures	USD	May 2017	17	1,275,347	$(4,541)
Light Sweet Crude Oil Futures	USD	May 2017	46	2,481,240	(14,682)
Natural Gas Futures	USD	May 2017	86	2,758,880	(122,324)
NY Harbor ULSD Futures	USD	Apr 2017	19	1,313,348	(6,476)
					$(148,023)
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2017	42	3,182,760	$15,135
CAD Currency Futures	USD	Mar 2017	23	1,766,975	10,732
					$25,867
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2017	55	1,922,242	$5,225
FTSE 100 Index Futures	GBP	Mar 2017	20	1,772,790	33,015
Hang Seng Index Futures	HKD	Feb 2017	13	1,954,519	40,632
Nikkei 225 Index Futures OSE	JPY	Mar 2017	9	1,517,388	59,907
S&P 500 E Mini Index Futures	USD	Mar 2017	21	2,388,225	25,032
					$163,811
Industrial Metals
Copper Futures	USD	May 2017	43	2,943,887	$40,870
LME Nickel Futures	USD	May 2017	15	896,940	27,686
LME Primary Aluminum Futures	USD	May 2017	38	1,729,950	408
LME Zinc Futures	USD	May 2017	15	1,073,438	25,766
					$94,730
Contracts to Sell
Agriculture
Coffee “C” Futures	USD	Mar 2017	(16)	(897,300)	$8,938
Corn Futures	USD	Mar 2017	(146)	(2,626,175)	20,801
Cotton No. 2 Futures	USD	Mar 2017	(14)	(524,580)	(3,625)
Soyabean Oil Futures	USD	Mar 2017	(48)	(974,880)	18,210
Soybean Meal Futures	USD	Mar 2017	(33)	(1,104,180)	21,336
Soybean Futures	USD	Mar 2017	(42)	(2,151,450)	46,392
Sugar No. 11	USD	Mar 2017	(53)	(1,213,912)	(2,056)
Wheat Futures	USD	Mar 2017	(74)	(1,556,775)	6,609
					$116,605
Commodity
Silver Futures	USD	Mar 2017	(18)	(1,578,870)	$(36,286)
Energy
Gasoline RBOB Futures	USD	Mar 2017	(17)	(1,106,772)	$4,888
Light Sweet Crude Oil Futures	USD	Mar 2017	(46)	(2,429,260)	13,788
Natural Gas Futures	USD	Mar 2017	(86)	(2,680,620)	156,166
NY Harbor ULSD Futures	USD	Mar 2017	(19)	(1,301,378)	4,696
					$179,538
Foreign Exchange Contracts
GBP Currency Futures	USD	Mar 2017	(10)	(786,938)	$2,341
EUR Currency Futures	USD	Mar 2017	(30)	(4,057,875)	(80,915)
JPY Currency Futures	USD	Mar 2017	(26)	(2,886,975)	(82,476)
					$(161,050)
Industrial Metals
Copper Futures	USD	Mar 2017	(43)	(2,932,062)	$(40,042)
LME Nickel Futures	USD	Mar 2017	(15)	(893,520)	(28,151)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Industrial Metals
LME Primary Aluminum Futures	USD	Mar 2017	(38)	$(1,723,775)	$(761)
LME Zinc Futures	USD	Mar 2017	(15)	(1,071,000)	(26,171)
					$(95,125)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Mar 2017	(106)	(14,106,027)	$26,348
10YR U.S. Treasury Note Futures	USD	Mar 2017	(52)	(6,472,375)	13,038
German EURO Bund Futures	EUR	Mar 2017	(19)	(3,329,064)	6,015
Long Gilt Futures	GBP	Mar 2017	(15)	(2,337,614)	(2,856)
					$42,545
Net unrealized appreciation (depreciation)					$97,500

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$7,898,259	02/16/17	Barclays Bank plc	Barclays Hedging Insights Index	Fixed Rate	$(27,668)
USD	3,621,325	02/17/17	Barclays Bank plc	Barclays U.S. Short Variance Index	Fixed Rate	(37,318)
USD	1,801,281	10/18/17	BNP Paribas	Russell 2000 Total Return Index	Fee Plus LIBOR	4,626
USD	2,176,283	02/16/17	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	37,377
USD	1,690,489	02/16/17	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	(3,487)
USD	1,168,565	02/16/17	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(31,784)
USD	984,750	02/16/17	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	(7,307)
USD	3,638,114	02/16/17	Goldman Sachs	Goldman Sachs RP Equity World Long Short Series 53 Excess Return Index	Fixed Rate	27,181
USD	855,158	02/16/17	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(20,684)
USD	6,990,334	03/20/17	Goldman Sachs	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	298,496
USD	1,499,875	03/20/17	Goldman Sachs	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	18,760
USD	2,797,673	03/20/17	Goldman Sachs	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	8,660
USD	478,904	09/18/17	Goldman Sachs	MSCI EAFE Index	Fee Plus LIBOR	2,927
USD	2,758,753	10/18/17	Goldman Sachs	Fee Plus LIBOR	MSCI Daily TR Emerging Markets Index	(35,274)
USD	501,635	11/16/17	Goldman Sachs	Fee Plus LIBOR	MSCI Daily TR Emerging Markets Index	(8,125)
USD	1,760,970	12/18/17	Goldman Sachs	MSCI EAFE Index	Fee Plus LIBOR	10,761
USD	19,455,513	02/16/17	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	Fixed Rate	59,738
USD	15,667,077	02/16/17	JPMorgan Chase	JPMorgan Helix 2 Index	Fixed Rate	(13,623)
USD	1,387,882	03/20/17	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	124,876
USD	3,500,000	03/20/17	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	148,498
USD	3,083,526	06/20/17	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	63,540
USD	4,000,000	06/20/17	JPMorgan Chase	Fee Plus LIBOR	iBoxx $Liquid High Yield Index	(80,366)
USD	1,342,418	04/26/17	Morgan Stanley	NASDAQ-100 Total Return	Fee Plus LIBOR	41,618
USD	1,341,929	05/17/17	Morgan Stanley	MSCI EAFE Index	Fee Plus LIBOR	8,205

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$5,385,480	12/18/17	Morgan Stanley	Russell 2000 Total Return Index	Fee Plus LIBOR	$38,854
USD	5,394,375	06/20/17	Societe Generale	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	188,004
						$816,485

WRITTEN OPTIONS

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
29	S&P 500 Index, Strike @ $2,270	02/17/17	$71,611	$(44,370)	$27,241

Currency Abbreviations:

AUD	=	Australian Dollar
CAD	=	Canadian Dollar
CHF	=	Swiss Franc
EUR	=	Euro
GBP	=	British Pound
HKD	=	Hong Kong Dollar
JPY	=	Japanese Yen
NOK	=	Norwegian Krone
NZD	=	New Zealand Dollar
SEK	=	Swedish Krona
USD	=	United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stock	$—	$5,690	$—	$5,690
Exchange Traded Funds	11,013,805	—	—	11,013,805
Rights	—	—	6,193	6,193
Short-term Investments	—	104,948,859	—	104,948,859
	$11,013,805	$104,954,549	$6,193	$115,974,547
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$109,089	$—	$109,089
Futures Contracts	675,410	—	—	675,410
Swap Contracts	—	1,082,121	—	1,082,121

	Level 1	Level 2	Level 3	Total
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$170,924	$—	$170,924
Futures Contracts	577,910	—	—	577,910
Swap Contracts	—	265,636	—	265,636
Written Options	44,370	—	—	44,370

*                 Other financial instruments include unrealized appreciation (depreciation) on forwards, futures and swap contracts. Written option is reported at value.

As of January 31, 2017, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets. During the period ended January 31, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Emerging Markets Equity Fund

Schedule of Investments

January 31, 2017 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.0%)
BRAZIL (6.9%)
Commercial Banks (2.0%)
Banco do Brasil S.A.	50,500	$499,409
Electric Utilities (1.1%)
Transmissora Alianca de Energia Eletrica S.A.	40,100	273,569
Food Products (1.5%)
Marfrig Global Foods S.A.(1)	191,700	393,770
Household Durables (0.8%)
MRV Engenharia e Participacoes S.A.	50,200	203,681
Insurance (1.5%)
Porto Seguro S.A.	45,700	381,821
		1,752,250
CHILE (0.7%)
Commercial Banks (0.7%)
Banco de Credito e Inversiones	3,457	178,418
CHINA (22.5%)
Biotechnology (0.9%)
China Biologic Products, Inc.(1)	1,900	216,486
Building Products (0.6%)
China Lesso Group Holdings Ltd.	241,000	164,317
Commercial Banks (6.8%)
Agricultural Bank of China Ltd., Series H	943,400	394,056
Bank of China Ltd., Series H	1,183,000	535,769
China CITIC Bank Corp. Ltd., Series H	792,100	520,940
Chongqing Rural Commercial Bank Co. Ltd., Series H	476,400	290,078
		1,740,843
Diversified Consumer Services (0.7%)
TAL Education Group, ADR(1)	2,100	170,079
Electronic Equipment, Instruments & Components (1.5%)
AAC Technologies Holdings, Inc.	19,200	197,166
Sunny Optical Technology Group Co. Ltd.	32,800	192,181
		389,347
Gas Utilities (0.6%)
ENN Energy Holdings Ltd.	28,700	141,481
Insurance (1.5%)
PICC Property & Casualty Co. Ltd., Series H	104,500	157,958
Ping An Insurance Group Co. of China Ltd., Series H	44,900	230,314
		388,272
Internet Software & Services (7.2%)
NetEase, Inc., ADR	2,700	685,530
Tencent Holdings Ltd.	44,100	1,152,944
		1,838,474
Machinery (0.6%)
Fujian Longking Co. Ltd., Series A	82,492	149,560
Metals & Mining (1.0%)
China Hongqiao Group Ltd.	240,400	246,968
Pharmaceuticals (1.1%)
China Medical System Holdings Ltd.	82,000	133,614
Humanwell Healthcare Group Co. Ltd., Series A	47,200	133,338
		266,952
		5,712,779
HONG KONG (8.2%)
Auto Components (1.8%)
Xinyi Glass Holdings Ltd.(1)	493,900	444,219
Electronic Equipment, Instruments & Components (0.7%)
PAX Global Technology Ltd.	265,500	185,011
Food Products (1.4%)
WH Group Ltd.	479,900	364,483
Household Durables (1.4%)
Haier Electronics Group Co. Ltd.	197,700	347,735

	Number of Shares	Value
COMMON STOCKS (continued)
HONG KONG
Industrial Conglomerates (0.9%)
Jardine Strategic Holdings Ltd.	5,900	$224,856
Real Estate Management & Development (1.2%)
Kerry Properties Ltd.	106,000	299,945
Wireless Telecommunication Services (0.8%)
China Mobile Ltd.	19,100	214,913
		2,081,162
INDIA (5.3%)
Automobiles (3.0%)
Hero MotoCorp Ltd.	13,600	635,659
Tata Motors Ltd., ADR	3,300	128,568
		764,227
Diversified Financial Services (1.0%)
Rural Electrification Corp. Ltd.	115,900	243,434
Media (0.7%)
Zee Entertainment Enterprises Ltd.	26,500	191,587
Thrifts & Mortgage Finance (0.6%)
Indiabulls Housing Finance Ltd., GDR	12,700	141,224
		1,340,472
INDONESIA (0.7%)
Gas Utilities (0.7%)
PT Perusahaan Gas Negara Persero Tbk	861,500	185,817
LUXEMBOURG (1.4%)
Metals & Mining (1.4%)
Ternium S.A., ADR	16,100	368,046
MEXICO (2.9%)
Construction & Engineering (0.6%)
Promotora y Operadora de Infraestructura S.A.B. de C.V.	16,458	144,518
Hotels, Restaurants & Leisure (0.8%)
Alsea S.A.B. de C.V.	67,600	196,541
Industrial Conglomerates (1.5%)
Alfa S.A.B. de C.V., Class A	303,100	395,067
		736,126
PANAMA (0.9%)
Commercial Banks (0.9%)
Banco Latinoamericano de Comercio Exterior S.A., Series E	8,400	228,480
RUSSIA (5.7%)
Diversified Financial Services (2.2%)
Moscow Exchange MICEX-RTS PJSC	253,200	568,722
Oil, Gas & Consumable Fuels (3.5%)
Gazprom PAO, ADR	77,650	383,203
Lukoil PJSC, ADR	8,800	494,604
		877,807
		1,446,529
SINGAPORE (1.2%)
Commercial Banks (0.5%)
DBS Group Holdings Ltd.	9,700	131,195
Software (0.7%)
IGG, Inc.	235,300	175,326
		306,521
SOUTH AFRICA (3.2%)
Commercial Banks (0.6%)
Nedbank Group Ltd.	9,500	163,805
Diversified Telecommunication Services (0.7%)
Telkom S.A. SOC Ltd.	33,800	185,165
Insurance (0.5%)
Liberty Holdings Ltd.	15,800	129,363

	Number of Shares	Value
COMMON STOCKS (continued)
SOUTH AFRICA
Real Estate Investment Trusts (1.4%)
Growthpoint Properties Ltd.	177,200	$346,561
		824,894
SOUTH KOREA (15.7%)
Automobiles (0.7%)
Hyundai Motor Co.	1,400	168,544
Chemicals (0.8%)
Soulbrain Co. Ltd.(1)	4,700	217,753
Commercial Banks (2.8%)
Woori Bank(1)	63,500	716,839
Computers & Peripherals (5.9%)
Samsung Electronics Co. Ltd.	880	1,496,682
Diversified Telecommunication Services (2.1%)
KT Corp.	21,000	531,464
Internet Software & Services (1.8%)
NAVER Corp.	700	457,249
Multiline Retail (0.5%)
Hyundai Department Store Co. Ltd.(1)	1,464	121,111
Tobacco (1.1%)
KT&G Corp.	3,400	294,522
		4,004,164
TAIWAN (12.6%)
Computers & Peripherals (5.0%)
Asustek Computer, Inc.	34,500	301,527
Compal Electronics, Inc.	1,094,000	660,068
Pegatron Corp.	132,300	318,591
		1,280,186
Electronic Equipment, Instruments & Components (2.0%)
Chunghwa Precision Test Tech Co. Ltd.	5,400	192,583
E Ink Holdings, Inc.	195,500	154,644
Hon Hai Precision Industry Co. Ltd.	58,898	157,951
		505,178
Household Durables (0.6%)
Nien Made Enterprise Co. Ltd.	14,900	139,877
Personal Products (0.5%)
Grape King Bio Ltd.	21,900	124,439
Semiconductors & Semiconductor Equipment (4.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	193,100	1,150,656
		3,200,336
THAILAND (6.1%)
Chemicals (1.0%)
PTT Global Chemical PCL	132,500	254,952
Commercial Banks (0.6%)
Krung Thai Bank PCL, NVDR	308,100	166,316
Food & Staples Retailing (0.8%)
CP ALL PCL, NVDR	115,100	197,681
Oil, Gas & Consumable Fuels (2.9%)
PTT PCL	63,500	728,600
Specialty Retail (0.8%)
Home Product Center PCL, NVDR	701,200	198,081
		1,545,630
TURKEY (2.4%)
Diversified Telecommunication Services (1.1%)
Turk Telekomunikasyon AS	192,100	286,730
Industrial Conglomerates (1.3%)
Dogan Sirketler Grubu Holding AS(1)	683,900	152,064
Turkiye Sise ve Cam Fabrikalari AS	155,800	166,891
		318,955
		605,685

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED ARAB EMIRATES (0.6%)
Real Estate Management & Development (0.6%)
Aldar Properties PJSC	217,400	$151,406
TOTAL COMMON STOCKS (Cost $22,782,982)		24,668,715
PREFERRED STOCKS (2.0%)
BRAZIL (1.2%)
Commercial Banks (1.2%)
Banco Bradesco S.A.	29,988	311,690
COLOMBIA (0.8%)
Commercial Banks (0.8%)
Banco Davivienda S.A.	19,100	205,905
TOTAL PREFERED STOCK (Cost $464,656)		517,595

	Par (000)
SHORT-TERM INVESTMENT (0.5%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 02/01/2017 (Cost $120,622)	$121	120,622

TOTAL INVESTMENTS AT VALUE (99.5%) (Cost $23,368,260)		25,306,932

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)		114,847

NET ASSETS (100.0%)		$25,421,779

(1)             Non-income producing security.

INVESTMENT ABBREVIATIONS

ADR	=	American Depositary Receipt
GDR	=	Global Depositary Receipt
NVDR	=	Non-Voting Depository Receipt

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$6,822,432	$17,846,283	$—	$24,668,715
Preferred Stocks	205,905	311,690	—	517,595
Short-term Investment	—	120,622	—	120,622
	$7,028,337	$18,278,595	$—	$25,306,932

During the period ended January 31, 2017, there were no transfers between Level 2 and Level 3, but there was $2,063,940 transferred out from Level 1 to Level 2, due to lack of market data because of a decrease in market activity. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 17, 2017

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer
Date:	March 17, 2017